As filed with the Securities and Exchange Commission on April 28, 2026

File Nos. 002-10694

811-00091

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM S-6

POST-EFFECTIVE AMENDMENT NO. 68 TO

REGISTRATION UNDER THE SECURITIES ACT

OF 1933 OF SECURITIES OF UNIT INVESTMENT

TRUSTS REGISTERED ON FORM N-8B-2

A.	Exact name of Trust:

Voya Corporate Leaders Trust Fund

B.	Name of depositor:

Voya Investments, LLC

C.	Complete address of depositor’s principal executive offices:

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

D.	Name and address of agent for service:

Joanne F. Osberg, Esq.

Voya Corporate Leaders Trust Fund

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

With a copy to:

William J. Bielefeld

Dechert LLP

1900 K Street N.W.

Washington, DC 20006

E.	Amount of filing fee:

The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant’s fiscal year ended December 31, 2025 was filed on March 27, 2026.

F.	Approximate date of proposed public offering:

It is proposed that this filing will become effective May 1, 2026 pursuant to paragraph (b) of Rule 485.

VOYA CORPORATE LEADERS TRUST FUND

CROSS-REFERENCE SHEET

PURSUANT TO RULE 404(c) OF REGULATION C UNDER THE SECURITIES ACT OF 1933.

(Form N-8B-2 Items required by Instructions as to the Prospectus in Form S-6)

Form N-8B-2 Item Number				Form S-6 Heading in Prospectus

I.	Organization and General Information

	1.	(a)	Name of Trust and Tax I.D. Number	Description of the Trust
		(b)	Title of securities issued	Description of the Trust

	2.	Name and address of each depositor		Cover

	3.	Name and address of trustee		Cover and Miscellaneous

	4.	Name and address of principal underwriter		Miscellaneous

	5.	State of organization of Fund		Description of the Trust

	6.	Execution and termination of trust indenture		Highlights; Amendment and Termination

	7.	Changes of Name		Description of the Trust

	8.	Fiscal Year		Miscellaneous

	9.	Litigation		*

II.	GENERAL DESCRIPTION OF THE TRUST AND SECURITIES OF THE TRUST

	10.	(a)	Registered or bearer	How to Purchase Participations
		(b)	Cumulative or distributive securities	Shareholder Services
		(c)	Redemption	How to Redeem Participations
		(d)	Conversion, transfer, etc.	Shareholder Services
		(e)	Periodic Payment Plan	*
		(f)	Voting Rights	Amendment and Termination

Form N-8B-2 Item Number			Form S-6 Heading in Prospectus

	(g)	Notice to holders	Amendment and Termination
	(h)	Consents required	Amendment and Termination
	(i)	Other provisions	*

11.	Type of securities comprising a Unit		Description of the Trust

12.	Certain information regarding periodic payment certificates		*

13.	(a)	Load, fees, expenses, etc.	How to Purchase Participations
	(b)	Certain information regarding periodic payment certificates	*
	(c)	Certain percentages	How to Purchase Participations
	(d)	Certain differences in prices	How to Purchase Participations
	(e)	Certain other fees, etc. payable by holders	How to Purchase Participations
	(f)	Certain other profits	Miscellaneous
	(g)	Ratio of annual charges to income	*

14.	Issuance of trust’s securities		How to Purchase Participations

15.	Receipt and handling of payments from purchasers		Description of the Trust

16.	Acquisition and disposition of underlying securities		Description of the Trust

17.	Withdrawal or redemption		How to Redeem Participations

18.	(a)	Receipt, custody and disposition of income	Description of the Trust
	(b)	Reinvestment of distributions	Description of the Trust
	(c)	Reserves or special funds	Description of the Trust
	(d)	Schedule of distributions	Nonstandardized Investment Return

19.	Records, accounts and reports		How to Purchase Participations

20.	Certain miscellaneous provisions of trust agreement

	(a)	Amendment	Amendment and Termination
	(b)	Termination	Amendment and Termination
	(c)&(d)	Trustee, removal and successor	Resignation, Removal, etc.
	(e)&(f)	Depositor, removal and successor	Resignation, Removal, etc.

21.	Loans to security holders		*

Form N-8B-2 Item Number			Form S-6 Heading in Prospectus

	22.	Limitations on liability	Resignation, Removal, etc.

	23.	Bonding arrangements	*

	24.	Other material provisions of trust agreement	Miscellaneous

III.	Organization, Personnel and Affiliated Persons of Depositor

	25.	Organization of depositor	Miscellaneous

	26.	Fees received by depositor	Miscellaneous

	27.	Business of depositor	Miscellaneous

	28.	Certain information as to officials and affiliated persons of depositor	Miscellaneous

	29.	Voting securities of depositor	Miscellaneous

	30.	Persons controlling depositor	Miscellaneous

	31.	Payments by depositor for certain services	*

	32.	Payments by depositor for certain other services rendered to trust	*

	33.	Remuneration of employees of depositor for certain services rendered to trust	*

	34.	Remuneration of other persons for certain services rendered to trust	*

IV.	Distribution and Redemption of Securities

	35.	Distribution of trust’s securities by states	How to Purchase Participations

	36.	Suspension of sales of trust’s securities	*

	37.	Revocation of authority to distribute	*

	38.	(a) Method of distribution	*
		(b) Underwriting agreements	*
		(c) Selling agreements	*

Form N-8B-2 Item Number				Form S-6 Heading in Prospectus

	39.	(a)	Organization of principal underwriters	Miscellaneous
		(b)	FINRA membership of principal underwriters	Miscellaneous

	40.	Certain fees received by principal underwriters		How to Purchase Participations; Miscellaneous

	41.	(a)	Business of principal underwriters	Miscellaneous
		(b)	Branch officers of principal underwriters	*
		(c)	Salesmen of principal underwriters	*

	42.	Ownership of trust’s securities by certain persons		Miscellaneous

	43.	Certain brokerage commissions by principal underwriters		*

	44.	(a)	Method of valuation	How to Redeem Participations
		(b)	Schedule as to offering price	Financial Highlights
		(c)	Variation in offering price to certain persons	How to Purchase Participations

	45.	Suspension of redemption rights		How to Redeem Participations

	46.	(a)	Redemption valuation	How to Redeem Participations
		(b)	Schedule as to redemption price	How to Redeem Participations

	47.	Maintenance of position in underlying securities		*

V.	Information Concerning the Trustee or Custodian

	48.	Organization and regulation of trustee		Miscellaneous

	49.	Fees and expenses of trustee		Miscellaneous

	50.	Trustee’s lien		*

VI.	Information Concerning Insurance of Holders of Securities

	51.	Insurance of holders of trust’s securities		*

Form N-8B-2 Item Number			Form S-6 Heading in Prospectus

VII.	Policy of Registrant

	52.	(a) Provisions of trust agreement with respect to selection or elimination of underlying securities	Description of the Trust
		(b) Transactions involving elimination of underlying securities	Description of the Trust
		(c) Policy regarding substitution elimination of underlying securities	Description of the Trust
		(d) Fundamental policy not otherwise covered	*
		(e) Code of ethics of the trust, sponsor and principal underwriter	Description of the Trust

	53.	Tax status of trust	Taxation

VIII.	Financial and Statistical Information

	54.	Trust’s securities during last ten years	Financial Highlights

	55.	Certain information regarding periodic payment certificates	*

	56.	Certain information regarding periodic payment certificates	*

	57.	Certain information regarding periodic payment certificates	*

	58.	Certain information regarding periodic payment certificates	*

	59.	Financial statements (Instruction 1(c) Form S-6)	Financial Statements

*	Not Applicable

Prospectus

May 1, 2026

Voya Corporate Leaders® Trust Fund

Series B

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

E-Delivery Sign-up – details on back cover

Prospectus Dated May 1, 2026

Voya Corporate Leaders®

Trust Fund

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

    Shareholder Services: 1-800-992-0180

24 Hour Account Information: 1-800-992-0180

Voya Corporate Leaders® Trust Fund (the “Trust”) was created in 1935 with the objective of seeking long term capital growth and income through investment generally in an equal number of shares of the common stock of a fixed list of American blue chip corporations. See “Description of the Trust” on page 1. As of December 31, 2025, the Trust was invested in fourteen such corporations, including Union Pacific Corp., Procter & Gamble Co., Chevron Corp., and Exxon Mobil Corp. Investments in these corporations, while having potential for long term capital growth and income, may be considered conservative investments. The value of participations of the Trust will fluctuate with the market value of the underlying portfolio securities.

The minimum initial purchase requirement is $1,000 and additional investments must be at least $50. Participations are sold without a sales or redemption charge.

Sponsor:	Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034
Trustee:	The Bank of New York Mellon 240 Greenwich Street New York, New York 10286

Participations are not deposits or obligations of (or endorsed or guaranteed by) any bank, nor are they federally insured or otherwise protected by the FDIC, the Federal Reserve Board or any other agency. Investing in the Trust involves investment risks, including the possible loss of principal, and the value and return of participations will fluctuate.

Read and Retain This Prospectus for Future Reference.

HIGHLIGHTS

The Trust and Its Objective

The Trust was created in 1935 with the objective of seeking long term capital growth and income through investment generally in an equal number of shares of common stock of a fixed list of American blue chip corporations. As of December 31, 2025, the Trust was invested in fourteen such corporations. There can be no assurance that the Trust’s objective will be achieved. See “Description of the Trust” herein.

Public Offering Price

The initial purchase requirement for an investment in the Trust is $1,000 and additional investments must be at least $50. Investors receive a fractional undivided interest in and ownership of the Trust Fund and Distributive Fund described below which is called a participation. Participations are offered at a price equal to the net asset value next determined after an order is received.

Special Considerations

The value of a participation fluctuates with the market value of the underlying portfolio securities of the Trust. The dividend income, if any, from the portfolio securities is subject to fluctuation which in turn will affect the amounts of distributions made to participants. An investor in the Trust has no assurance against loss in a declining market, and redemption at a time when the market value of the participations is less than their cost will result in a loss to the investor.

Financial markets may experience periods of significant volatility and disruption as a result of economic conditions, geopolitical events, public health emergencies, military conflicts, sanctions, changes in governmental or monetary policy, or other systemic events. Such conditions may adversely affect the prices, liquidity, and valuation of the Trust’s portfolio securities, sometimes rapidly and unpredictably. These events may occur with little or no warning and could negatively affect the value of participations in the Trust.

Semi-Annual Distributions

Semi-annual distributions on June 30 and December 31 of each year (“Distribution Date”) will be reinvested at net asset value (“NAV”) in additional participations of the Trust unless the participant notifies the Trustee to pay such distributions in cash.

Taxation

For federal income tax purposes: (1) the Trust will be treated as a fixed investment trust and will not be subject to federal income tax; (2) each participant will be treated as the owner of his/her pro rata portion of the common stock of the corporations held by the Trust; (3) each participant will be required to include in his/her gross income and his/her pro rata portion of the dividends and interest received by the Trust (including the amounts of such dividends and interest that are not distributed to participants but are used to pay the fees and expenses of the Trust), at the time such dividends and interest are received by the Trust, not at the later time such dividends and interests are distributed to participants or reinvested in additional participations; and (4) for taxable years beginning before 2026, each noncorporate (including individual) participant will generally not be permitted to deduct his/her pro rata portion of the fees and expenses of the Trust. See “Taxation” herein.

The Indenture

The Amended and Restated Indenture is effective as of November 14, 1989, as amended on April 23, 1993, June 1, 1998, July 26, 2000, March 1, 2002, April 15, 2002, April 29, 2004, May 17, 2004, May 1, 2014, and August 17, 2016 (the “Indenture”). Both the Indenture and the Trust will terminate on November 30, 2100.

DESCRIPTION OF THE TRUST

Corporate Leaders® Trust Fund was created under New York Law by an Indenture dated November 18, 1935, as amended and supplemented, between Empire Trust Company (now The Bank of New York Mellon) as Trustee, and Corporate Leaders of America, Inc., as Sponsor. On October 29, 1971, Corporate Leaders of America, Inc. was merged into Piedmont Capital Corporation, which designated Manlex Corporation as Sponsor of the Trust on March 25, 1981. On October 31, 1988, holders of Corporate Leaders Trust Fund Certificates Series B voted to approve an Amended and Restated Indenture which, among other things, designated Lexington Management Corporation, the parent company of Manlex Corporation, as Sponsor, and changed the name to Lexington Corporate Leaders Trust Fund (Federal I.D. #13-6061925). Subsequently, on July 26, 2000, Lexington Global Asset Managers, Inc., the parent company of Lexington Management Corporation, was acquired by ReliaStar Financial Corp. (“ReliaStar”) and Pilgrim Investments, Inc., an indirect wholly-owned subsidiary of ReliaStar, was designated the Sponsor of the Trust. Consequently, the Trust’s name was changed to Pilgrim Corporate Leaders Trust Fund. On September 1, 2000, ING Groep N.V. (“ING Groep”) (NYSE: ING) acquired ReliaStar and subsequently Pilgrim Investments, Inc. changed its name to ING Pilgrim Investments, Inc. On February 26, 2001, ING Pilgrim Investments, Inc. merged into ING Pilgrim Investments, LLC. On

March 1, 2002, ING Pilgrim Investments, LLC changed its name to ING Investments, LLC and the Trust changed its name to ING Corporate Leaders Trust Fund. On May 1, 2014, ING Investments, LLC changed its name to Voya Investments, LLC (“Voya Investments”) and the Trust changed its name to Voya Corporate Leaders Trust Fund. Effective May 17, 2004, the Trustee is The Bank of New York Mellon. This Prospectus pertains solely to Voya Corporate Leaders® Trust Fund, Series B (herein referred to as the “Trust”). All discussions herein of articles and sections of the Indenture refer to the Amended and Restated Indenture.

The Trust is comprised of a Trust Fund and a Distributive Fund. The Trust Fund is composed of stock units, each unit consisting of one share of common stock of each of the fourteen corporations (except with respect to shares received from spin-offs or mergers of existing portfolio securities — see discussion below) and such cash as may be available for the purchase of stock units. Cash received on sales of participations (excluding the portion thereof, if any, attributable to the value of, and therefore deposited in, the Distributive Fund), including distributions by the Trust which are reinvested in additional participations under the Distribution Reinvestment Program described herein, is held in the Trust Fund without interest until receipt of sufficient cash to purchase at least one hundred stock units. To the extent monies remain uninvested in the Trust, the Trustee will derive a benefit therefrom.

All dividends and any other cash distributions received by the Trust with respect to the common stock held in the Trust Fund are deposited in the Distributive Fund. Any non-cash distributions received by the Trust with respect to the common stock held in the Trust Fund (excluding additional shares of common stock received upon a stock split which shall remain assets of the Trust Fund) are sold by the Trustee and the proceeds of sale are deposited in the Distributive Fund. The Trustee shall invest the funds deposited in the Distributive Fund in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in repurchase agreements collateralized by such U.S. government obligations, which mature prior, and as close as practicable, to the next Distribution Date. The interest earned on such investments is also deposited in the Distributive Fund. Fees and expenses of the Trust are paid from the Distributive Fund. The Trustee may from time to time set aside out of the Distributive Fund a reserve for payments of taxes or other governmental charges.

On each Distribution Date, the Trustee uses the money in the Distributive Fund to purchase additional participations for participants under the Distribution Reinvestment Program described herein, unless the participant has elected to receive his distribution in cash.

In the event of the merger, consolidation, re-capitalization, or readjustment of the issuer of any portfolio security with any other corporation, the Sponsor may instruct the Trustee, in writing, to accept or reject such offer or take such other action as the Sponsor may deem proper. Any securities received in exchange shall be held by the Trust and shall be subject to the terms and conditions of the Indenture to the same extent as the securities originally held in the Trust. Securities received pursuant to an exchange may result in the Trust holding fewer shares than originally held in the portfolio security. Each stock unit issued after the effective date of such an exchange will include one share of the corporation received on exchange.

The Trust will enter into repurchase agreements only with commercial banks and dealers in U.S. government securities. Repurchase agreements, when entered into with dealers, will be fully collateralized including the interest earned thereon during the entire term of the agreement. If the institution defaults on the repurchase agreement, the Trust will retain possession of the underlying securities. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization on the collateral by the Trust may be delayed or limited and the Trust may incur additional costs. In such case the Trust will be subject to risks associated with changes in the market value of the collateral securities.

As of December 31, 2025, the Trust was invested in shares of the common stock of a fixed list of fourteen American corporations. The Trust’s portfolio investments are not managed and are expected to remain fixed, although those portfolio investments may change over time as a result of certain corporate actions. A complete list of the securities held at December 31, 2025 is contained in the financial statements included herein. The value of a participation in the Trust fluctuates with the market value of the underlying common stock held by the Trust. The dividend income, if any, from the common stock is subject to fluctuation, which, in turn, will affect the amounts of distributions made to participants.

The Sponsor may direct the Trustee to sell the shares of common stock of any of the fourteen corporations if: (i) the corporation has failed to declare or pay dividends on the common stock; (ii) a materially adverse legal proceeding has been instituted which affects the declaration or payment of dividends of the corporation; (iii) a breach of covenant or warranty exists, which may materially affect the payment of dividends of the corporation; (iv) a default in payment of principal or income on any other outstanding securities of the corporation occurs, which may affect the payment of dividends; or (v) the common stock ceased to be listed on the New York Stock Exchange (“NYSE”) and after fifteen days has not been reinstated. The proceeds of any such sale shall be deposited in the Distributive Fund.

As a result of the Trust’s assets being concentrated in securities of a particular industry/sector, the Trust may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. Because the Trust invests in the securities of a fixed list of issuers and does not actively rebalance its holdings, changes affecting one or more portfolio securities may have a greater impact on the Trust’s overall performance than would be the case for a more diversified or actively managed investment product. This concentration may magnify both gains and losses relative to broadly diversified equity investments. If securities of the particular industry/sector as a group fall out of favor, the Trust could underperform funds that have greater industry diversification. Because the Trust is not actively managed, the Sponsor may not direct the Trustee to sell or purchase portfolio securities in response to or in anticipation of market fluctuations, as is common in managed investments. Accordingly, the Trust does not seek to respond to changing market conditions, issuer-specific developments, or emerging risks by adjusting its portfolio holdings, and the Trust’s performance may be adversely affected during periods when active management or diversification could mitigate losses. Advances in technology, including increased reliance on automated systems, artificial intelligence, and digital infrastructure, may affect the operations, profitability, or competitive position of companies whose securities are held by the Trust. Operational failures, cyber incidents, or misuse of technology at the issuer level could adversely affect the value of such securities and, in turn, the value of participations in the Trust. As with any investment, there is no guarantee that the performance of the Trust will be positive over any period of time or that you will not lose money.

Please refer to page 26 of this Prospectus for a list of the Trust’s portfolio of investments as of December 31, 2025.

The Trust is organized as a unit investment trust and does not have a board of directors. Oversight of the Trust is provided through the respective roles and responsibilities of the Sponsor and the Trustee, as set forth in the Indenture. While this structure differs from that of a registered management investment company, the Sponsor and Trustee each have fiduciary obligations under applicable law and the Indenture to act in the best interests of the Trust and its participants.

The Trust, the Sponsor, and Voya Investments Distributor, LLC (the “Distributor”) have adopted a code of ethics (the “Code of Ethics”) governing personal trading activities of the employees of the Sponsor, the Distributor and persons who, in connection with their regular functions, play a role in the recommendation of or obtain information pertaining to any purchase or sale of a security by the Trust. The Code of Ethics is intended to prohibit fraud against the Trust that may arise from the personal trading of securities that may be purchased or held by the Trust or of the Trust’s participations. The Code of Ethics prohibits short-term trading of the Trust’s participations by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however, such persons are generally required to pre-clear all security transactions with the Sponsor or its affiliates and to report all transactions on a regular basis.

FINANCIAL HIGHLIGHTS

The information for the fiscal years ended December 31, 2020, December 31, 2021, December 31, 2022, December 31, 2023, December 31, 2024, and December 31, 2025, has been audited by Ernst & Young LLP, whose report, along with the Trust’s financial statements, is included in the Trust’s Annual Report, which is available upon request. The information for the prior fiscal years or periods was audited by a different independent registered public accounting firm.

Selected data for each participation of the Trust outstanding throughout each year or period.

	Years Ended December 31,
	2025	2024	2023	2022	2021	2020	2019	2018	2017	2016
Per Participation Operating Performance:
Net asset value, beginning of year or period	$62.34	$61.17	$54.30	$53.14	$42.60	$41.70	$35.00	$37.75	$32.99	$28.74

Income (loss) from investment operations:
Net investment income (loss)	1.05 *	1.00 *	0.96 *	0.88 *	0.79 *	0.78 *	0.75 *	0.69 *	0.62 *	0.61 *
Net realized and unrealized gains (loss)	3.33	1.20	6.87	1.18	10.57	0.93	6.72	(2.73)	4.82	4.94

Total from investment operations	4.38	2.20	7.83	2.06	11.36	1.71	7.47	(2.04)	5.44	5.55

Less Distributions/Allocations from:
Net investment income	1.08	1.03	0.96	0.90	0.82	0.81	0.77	0.71	0.68	0.66
Net realized gains	—	—	—	—	—	—	—	—	—	0.19
Tax return of capital	—	—	—	—	—	—	—	—	—	0.45

Total distributions/allocations	1.08	1.03	0.96	0.90	0.82	0.81	0.77	0.71	0.68	1.30

Net asset value, end of year or period	$65.64	$62.34	$61.17	$54.30	$53.14	$42.60	$41.70	$35.00	$37.75	$32.99

Total Return(1)	7.05%	3.59%	14.53%	3.96%	26.76%	4.33%	21.41%	(5.45)%	16.61%	19.39%
Ratios to average net assets:
Net assets, end of year or period ($000’s)	$782,353	$814,769	$876,056	$803,306	$805,924	$698,154	$797,904	$732,507	$962,148	$1,017,797
Expenses(2)	0.46%	0.43%	0.45%	0.49%	0.51%	0.52%	0.47%	0.46%	0.51%	0.53%
Net investment income(2)	1.60%	1.53%	1.70%	1.65%	1.64%	2.06%	1.90%	1.82%	1.81%	1.99%
Portfolio turnover rate	—%	—%	1.00%	1.00%	—%	—%	3.00%	7.00%	2.00%	1.00%

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

*	Calculated using average number of participations outstanding throughout the period.

HOW TO PURCHASE PARTICIPATIONS

Initial Investment — Minimum $1,000. By Mail

Send a check payable to Voya Corporate Leaders® Trust Fund, Series B, along with a completed New Account Application to the address shown on the New Account Application. To transmit funds by wire, contact the Voya Operations Department at 1-800-992-0180 to obtain an account number and indicate your investment professional on the account.

Subsequent Investments. By Mail

Send a check payable to Voya Corporate Leaders® Trust Fund, Series B, to the address shown on the New Account Application, accompanied by either the detachable form which is part of the confirmation of a prior transaction or a letter indicating the dollar amount of the investment and identifying the Trust, account number and registration. Please note that cash, travelers checks, money orders, checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) and third-party checks generally will not be accepted for investment purposes. Third-party checks are defined as checks originally made payable to any entity or person other than the Trust.

Broker-Dealers

Broker-dealers and financial institutions who process purchase and sale transactions for their customers may charge a transaction fee for these services.

The Open Account

By investing in the Trust, a participant establishes an open account to which all participations purchased, including additional participations purchased under the Distribution Reinvestment Program, will be credited.

After an Open Account is established, payments can also be provided for by a pre-authorized investment plan or other authorized automatic bank check program accounts (checks drawn on the investor’s bank periodically for investment in the Trust).

Pre-Authorized Investing Plan

A participant may arrange to make additional purchases of participations automatically on a monthly or quarterly basis. The investments are automatically deducted from a checking account. The institution must be an Automated Clearing House (“ACH”) member. Should an order to purchase participations of the Trust be cancelled because your automated transfer does not clear, you will be responsible for any resulting loss incurred by the Trust. The participant has the right to discontinue the automatic investing program provided written notice is given ten days prior to the scheduled investment date. Further information regarding this service can be obtained from Voya by calling 1-800-992-0180.

Terms of Offering

If an order to purchase participations is cancelled because the investor’s check does not clear, the purchaser will be responsible for any loss incurred by the Trust. To recover any such loss the Trust reserves the right to redeem participations owned by the purchaser, and may prohibit or restrict the purchaser in placing future orders in any of the Voya family of Funds.

The Trust reserves the right to reject any order, and to waive or lower the investment minimums with respect to any person or class of persons, including participation holders of the Trust’s special investment programs. An order to purchase participations is not binding on the Trust until it has been confirmed in writing.

Shareholder Servicing Agents

The Trust may enter into Shareholder Servicing Agreements with one or more Shareholder Servicing Agents. The Shareholder Servicing Agent may, as agent for its customers, among other things: answer customer inquiries regarding account status, account history and purchase and redemption procedures; assist participation holders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain participation holder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem participations; furnish quarterly statements and confirmations of purchases and redemptions; transmit, on behalf of the Trust, proxy statements, annual shareholder reports, updated prospectuses and other communications to participation holders of the Trust; receive, tabulate and transmit to the Trust proxies executed by participation holders with respect to meetings of participation holders of the Trust; and provide such other related services as the Trust or a participant may request. For these services, each Shareholder Servicing Agent receives fees, which may be paid periodically, provided that such fees will not exceed, on an annual basis, 0.25% of the average daily net assets of the Trust represented by participations owned during the period for which payment is made. Voya Investments, at no cost to the Trust, may pay to Shareholder Servicing Agents additional amounts from its past profits. Each Shareholder Servicing Agent may, from time to time, voluntarily waive all or a portion of the fees payable to it.

Account Statements

BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), whose principal office is at 301 Bellevue Parkway, Wilmington, Delaware 19809, will send participation holders either purchasing or redeeming participations of the Trust, a confirmation of the transaction indicating the date the purchase or redemption was accepted, the number of participations purchased or redeemed, the purchase or redemption price per participation, and the amount purchased or redemption proceeds. A statement is also sent to participation holders when a change in the registration, address, or dividend option occurs. Additionally, quarterly account information statements are provided to participants. Participation holders are urged to retain their account statements for tax purposes.

HOW TO REDEEM PARTICIPATIONS

By Mail

Send to the Trust at the address shown on the New Account Application: (1) a written request for redemption, signed by each registered owner exactly as the participations are registered including the name of the Trust, account number and exact registration; (2) participation certificates for any participations to be redeemed which are held by the participation holder, in certificate form; (3) signature guarantees; when required; and (4) the additional documents required for redemptions by corporations, executors, administrators, trustees, and guardians. Redemptions by mail will not become effective until all documents in proper form have been received by the Transfer Agent. If a participation holder has any questions regarding the requirements for redeeming participations, he or she should call the Trust at 1-800-992-0180 prior to submitting a redemption request.

Checks for redemption proceeds will normally be mailed within three (3) business days, but will not be mailed until all payments for the participations to be redeemed have been cleared by the bank on which they were drawn. The Transfer Agent will restrict the mailing of redemption proceeds to a participation holder’s address of record within thirty (30) days of such address being changed unless the participation holder provides a signature guaranteed letter of instruction.

By Telephone

If you are an existing participant and wish to establish this privilege on your account, please call our Shareholder Services Department at 1-800-992-0180 between 9:00 A.M. and 7:00 P.M. Eastern time and request a Special Privilege Form. If you are a new participant, this privilege will automatically be assigned to your account unless you decline on the New Account Application.

Participants redeeming at least $1,000 worth of participations (for which certificates have not been issued) may effect a telephone redemption by calling our Shareholder Services Department at 1-800-992-0180 Monday - Friday between 9:00 A.M. and 7:00 P.M. Eastern time. A telephone redemption in good order will be processed at the NAV of the Trust next determined. There is a maximum telephone redemption limit of $100,000.

The redemption proceeds will be made payable to the registered participant(s) and forwarded to the address of record. The Transfer Agent will restrict the mailing of telephone redemption proceeds to a participation holder’s address of record within thirty (30) days of such address being changed, unless the participation holder provides a signature guaranteed letter of instruction. Proceeds of a liquidation may be wired to a pre-designated bank account. See “Telephone Exchange/Redemption Provisions” herein.

Signature Guarantee

Signature guarantees are required for the following: (a) redemptions by mail involving $100,000 or more; (b) all redemptions by mail, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owners or to an address other than that shown on the participant’s account; (c) changes in instructions as to where the proceeds of redemptions are to be sent; and (d) participation transfer requests.

The Trust requires that the guarantor be either a commercial bank which is a member of the FDIC, a trust company, a savings and loan association, a savings bank, a credit union, a member firm of a domestic stock exchange, or a foreign branch of any of the foregoing. A notary public is not an acceptable guarantor.

With respect to redemption requests submitted by mail, the signature guarantees must appear either: (a) on the written request for redemption; (b) on a separate instrument of assignment (stock power) specifying the total number of participations to be redeemed; or (c) on participation certificates tendered for redemption and, if participations held by the Trust are also being redeemed, on the letter or stock power.

Redemption Price

The redemption price will be the NAV per participation of the Trust next determined after receipt by the Trust of a redemption request in proper form.

The redemption price per participation is computed on any Trust business day, which is each day on which the NYSE opens for regular trading and the Federal Reserve Bank of New York and the Trustee are open for business, with the exception of those days on which the SEC determines that trading may be restricted on the NYSE. The calculation is made by (a) adding: (i) the aggregate value of the portfolio securities; (ii) available cash; (iii) amounts in the Distributive Fund, including dividends on the portfolio securities and interest on the investment of monies in the Distributive Fund; and (iv) any other assets of the Trust and (b) deducting: (i) taxes and other governmental charges; (ii) fees and expenses of the Trust; (iii) cash allocated for distribution to participants of record as of a date prior to the evaluation; and (iv) any other liabilities of the Trust. On days when the Trust is closed for business, the Trust does not transact purchase and redemption orders.

Participations will be redeemed in cash from the Trust Fund and the Distributive Fund at a price equal to the next determined participation value following receipt of an appropriate request multiplied by the number of participations being redeemed and subject to payment by the participant of any tax or other governmental charge. If there is insufficient cash in the Trust Fund to pay the portion of the redemption price attributable thereto, the Trustee shall sell stock units. Sales of such securities will be at the best price obtainable subject to any minimum value limitations on sales specified by the Sponsor.

A security listed or traded on a recognized stock exchange is valued at its last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. If no sale is reported at that time, the mean between the current bid and asked price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the mean between the last current bid and asked price. Short-term securities having maturity of sixty (60) days or less are valued at amortized cost, when it is determined by the Trustee that amortized cost reflects the fair value of such securities. Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the Trustee.

The right of redemption may be suspended: (a) for any period during which the NYSE is closed or the SEC determines that trading on the NYSE is restricted; (b) when there is an emergency as determined by the SEC as a result of which it is not reasonably practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its net assets; or (c) for such other periods as the SEC may by order permit for the protection of participants. Due to the proportionately high cost of maintaining smaller accounts, the Trust reserves the right to redeem all participations in an account with a value of less than $500 other than as a result of a change in NAV and mail the proceeds to the participant. Participants will be notified before these redemptions are to be made and will have thirty (30) days to make an additional investment to bring their accounts up to the required minimum.

SHAREHOLDER SERVICES

Transfer

Participations may be transferred to another owner. A signature guarantee of the registered participant is required on the letter of instruction or other instrument of assignment.

Systematic Withdrawal Plan

Participants may elect to withdraw cash in fixed amounts from their accounts at regular intervals. The minimum investment to establish a Systematic Withdrawal Plan is $10,000. The minimum withdrawal is $100. Participants may choose from monthly, quarterly, semi-annual or annual payments. If the proceeds are to be mailed to someone other than the registered owner, a signature guarantee is required. To minimize record-keeping by fiduciaries, corporations and certain other investors, the minimum initial investment may be waived.

EXCHANGE PRIVILEGE

Participations may be exchanged for shares of certain funds managed by the Sponsor, on the basis of relative NAV per share at the time of the exchange. In the event shares of one or more of these funds being exchanged by a single investor have a value in excess of $500,000, under certain circumstances, participations may not be purchased until the second business day following the redemption of the shares being exchanged in order to enable the redeeming fund to utilize normal securities settlement procedures in transferring the proceeds of the redemption to the Trust.

SYSTEMATIC EXCHANGE PRIVILEGE

With an initial account balance of at least $5,000 and subject to information and limitations outlined in this section, you may elect to have a specified dollar amount of participation units systematically exchanged. This systematic exchange can be effected monthly, quarterly, semi-annually or annually from your Trust account to an identically registered account of the Voya mutual fund listed in this section.

The Exchange Privilege and the Systematic Exchange Privilege may be modified at any time or terminated upon sixty (60) days’ written notice to participants.

The Voya mutual fund currently available for exchange is:

Voya GNMA Income Fund (Nasdaq Symbol: LEXNX) Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.

The Exchange Privilege enables a participant to acquire another Voya mutual fund with a different investment objective when the participant believes that a shift between funds is an appropriate investment decision. Participants contemplating an exchange should obtain and review the prospectus of the Voya mutual fund to be acquired. If an exchange involves investing in a Voya mutual fund not already owned and a new account has to be established, the dollar amount exchanged must meet the minimum initial investment of the Voya mutual fund being purchased. Participants must provide the account number of the existing account. Any exchange between Voya mutual funds is, in effect, a redemption in one Voya mutual fund and a purchase in the other Voya mutual fund. Participants should consider the possible tax effects of an exchange. The Trust and other Voya mutual funds are intended for long-term investment and not as short-term trading vehicles. Voya may prohibit excessive exchanges. Shareholders may make exchanges among their accounts with Voya mutual funds four times each year. Subsequent transactions may not be effected within 30 days of the last transaction. In addition, purchase and sale transactions that are the functional equivalent of exchanges will be subject to these limits. On January 1 of each year, the limit restriction will be reset for all shareholders and any trade restrictions that were placed on an account due to a violation of the policy in the prior year will be removed. The Trust reserves the right to specifically address any trading that might otherwise appear to comply with the restrictions described above if, after consultation with appropriate compliance personnel, it is determined that such trading is nevertheless abusive or adverse to the interests of long-term shareholders. The Trust also reserves the right to modify the frequent trading-market timing policy at any time without prior notice, depending on the needs of the Trust and/or state or federal regulatory requirements.

Telephone Exchange/Redemption Provisions

The telephone exchange and redemption privilege will automatically be assigned to your account unless you decline this privilege on the New Account Application. Exchange or redemption instructions may be given in writing or by telephone.

Telephonic exchanges/redemptions can only involve participants registered on the books of the Trustee; participations held in certificate form cannot be exchanged until surrendered. However, outstanding certificates can be returned to the Trustee and qualify for these services. Any new account established with the same registration will also have the privileges of exchange/redemption by telephone. All accounts involved in a telephonic exchange must have the same registration and dividend option as the account from which the participations were transferred and will also have the privilege of exchange by telephone in the Voya mutual funds in which these services are available.

By not checking the box(es) on the New Account Application declining telephone exchange and/or telephone redemption services, a participant constitutes and appoints Voya Funds Services, LLC (“Voya Funds Services”), the shareholder servicing agent for the Voya mutual funds, as the true and lawful attorney to surrender for redemption or exchange any and all non-certificate shares held by the Trustee in account(s) designated, or in any other account with the Voya mutual funds, present or future which has the identical registration with full power of substitution in the premises and authorizes and directs Voya Funds Services to act upon any instruction from any person by telephone for exchange of shares held in any of these accounts, to purchase shares of any other Voya mutual fund that is available, provided the registration and mailing address of the shares to be purchased are identical to the shares being redeemed, and agrees that neither Voya Funds Services, the Trustee, the Trust or the Voya mutual fund(s) will be liable for any loss, expense or cost arising out of any requests effected in accordance with this authorization which would include requests effected by imposters or persons otherwise unauthorized to act on behalf of the account. Voya Funds Services, the Transfer Agent, and the Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if they do not employ reasonable procedures they may be liable for any losses due to unauthorized or fraudulent instructions. The identification procedures may include, but are not limited to, the following: account number, registration and address, taxpayer identification number and other information particular to the account. In addition, all exchange transactions will take place on recorded telephone lines and each transaction will be confirmed in writing by the Trust. Voya Funds Services reserves the right to cease to act as agent subject to the above appointment upon thirty (30) days’ written notice to the address of record. If the participant is an entity other than an individual, such entity may be required to certify that certain persons have been duly elected and are now legally holding the titles given and that the said corporation, trust, unincorporated association, etc., is duly organized and existing and has the power to take action called for by this continuing authorization.

Tax Sheltered Retirement Plans

The Trust offers a Prototype Pension and Profit Sharing Plan, including IRAs, SEP-IRA Rollover Accounts, and 403(b)(7) Plans. Plan support services are available through the Shareholder Services Department of the Sponsor. For further information, call 1-800-992-0180. An investor participating in any of the Trust’s special plans has no obligation to continue to invest in the Trust and may terminate the Plan with the Trust at any time. Except for expenses of sales and promotion, executive and administrative personnel, and certain services which are furnished by the Sponsor, the cost of the plans generally is borne by the Trust; however, each Qualified Retirement Plan account is subject to an annual maintenance fee of $12.00 charged by the Trustee.

Distribution Reinvestment Program

On June 30 and December 31 of each year, the Distribution Dates, the Trustee will compute to at least two decimal places the amount of the semi-annual distribution per participation for participants of record, and shall use such distributions to purchase additional participations unless the Trustee has been instructed by the participant, in writing, prior to the Distribution Date to pay such distributions in cash.

TAXATION

The Trust is treated as a fixed investment trust under the Internal Revenue Code of 1986, as amended (the “Code”), and not an association taxable as a corporation. The Trust is also treated as a grantor trust under the Code. As a result, the Trust will not be subject to federal income taxes. In addition, for federal income tax purposes, each participant is treated as the owner of his pro rata portion (i.e., the ratio of the number of participations owned by the participant to the total number of participations outstanding) of: (i) the common stock of each corporation and any cash held in the Trust Fund; and (ii) the securities and cash held in the Distributive Fund.

Each participant is treated as receiving his/her pro rata portion of dividends and any other distributions received by the Trust on the common stock of the corporations held in the Trust Fund and interest received by the Trust from the investment of such dividends (and any other amounts) deposited in the Distributive Fund. Each participant shall include in gross income his/her pro rata portion of such dividends and interest when such dividends and interest are received by the Trust (or, in the case of an accrual basis participant, as such interest accrues), regardless of when such dividends and interest are distributed by the Trust to participants (or reinvested in additional participations) and regardless of the fact that a portion of such dividends and interest are not distributed to participants (or reinvested in additional participations) but rather are used to pay the fees and expenses of the Trust. A corporate participant will generally be entitled to the dividends-received deduction with respect to the dividends so included in its gross income, subject to various limitations and restrictions imposed by the Code.

Current tax law generally provides for a maximum tax rate for individual taxpayers of either 15% or 20% (depending on whether the individual’s income exceeds certain threshold amounts) on long-term capital gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers or to foreign shareholders. The following are guidelines for how certain earnings of the Trust are generally taxed to individual taxpayers:

•	Earnings from qualifying dividends and qualifying long-term capital gains generally will be taxed at a maximum rate of 15% or 20%.

•	Note that earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

•	A shareholder will also have to satisfy a more than 60-day holding period with respect to any qualifying dividends in order to obtain the benefit of the lower tax rate.

•	Earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be subject to tax at the ordinary income tax rate applicable to the taxpayer.

An additional 3.8% Medicare tax will be imposed on certain net investment income (including dividends, interest and net gains from redemptions or other taxable dispositions of securities held through the Trust) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

A corporate participant will also be entitled to a deduction for its pro rata portion of fees and expenses paid by the Trust. For taxable years beginning before 2026, a noncorporate individual participant generally will not be permitted to deduct his/her pro rata portion of fees and expenses paid by the Trust.

The purchase price paid by a participant for his/her participations (excluding any portion thereof attributable to, and to be deposited in, the Distributive Fund) shall be allocated (based upon relative fair market values) among the participant’s pro rata portion of the common stock of each corporation and any cash held in the Trust Fund, in order to determine his/her tax basis in his/her pro rata portion of the common stock of each corporation. If the common stock of any of the corporations held in the Trust Fund is sold by the Trust, each participant will be considered to have sold his/her pro rata portion of the common stock of that corporation and will be considered to have received his/her pro rata portion of the sale proceeds received by the Trust. If a participant redeems his/her participations, he/she will be considered to have sold his/her pro rata portion of the common stock of each corporation. The redemption price received by the participant (excluding any portion thereof attributable to, and paid out of, the Distributive Fund) shall be allocated (based upon relative fair market values) among his/her pro rata portion of the common stock of each corporation and any cash held in the Trust Fund. If a participant is considered to have sold his/her pro rata portion of the common stock of any corporation, he/she will recognize a capital gain or loss equal to the difference between the amount he/she is considered to have received with respect thereto and his/her tax basis therein. Any such capital gain or loss generally will be long-term capital gain or loss if the participant held his/her participations for more than one year.

Under the backup withholding rules of the Code, certain participants may be subject to 24% (at current tax rates) withholding of federal income tax on distributions and redemption payments made by the Trust. In order to avoid this backup withholding, a participant must provide the Trust with a correct taxpayer identification number (which for most individuals is their Social Security number) or certify that it is a corporation or otherwise exempt from or not subject to backup withholding. The New Account Application included with this Prospectus provides for participant compliance with these certification requirements.

Unlike most mutual funds, the Trust is required to report taxable and non-taxable income, capital gains, and expenses attributable to your investment on Internal Revenue Service (“IRS”) Form 1041, Schedule K-1 rather than merely reporting distributions of income and gains on IRS Form 1099. Because accurate information is required, the Trust will normally report information only after the annual audit of the Trust. Although the Trust is generally required to provide Form 1041, Schedule K-1 to investors by April 15th following the calendar year to which such information relates, the Trust attempts to provide Form 1041, Schedule K-1 in an expeditious manner after the required information is available, normally in early March.

If you are a foreign investor, you may be subject to U.S. federal withholding taxes on some or all of the income from the Trust. Foreign investors should consult their tax advisors with respect to the potential application of U.S. federal withholding taxes to their particular circumstances.

Sections 1471 through 1474 of the Code (“FATCA”) generally impose a withholding tax of up to 30% on certain payments to persons that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Participants should consult their tax advisors regarding the potential application of FATCA to their particular circumstances.

Prospective participants are urged to consult their own tax advisors as to the tax consequences of an investment in the Trust.

INVESTMENT RETURN

The Trust may, from time to time, include total return information in advertisements and reports to participants. The average annual total return of the Trust for the one- (1), five- (5), and ten- (10) year periods ended December 31, 2025 is set forth in the following table:

Period	Average Annual Total Return
1 year ended December 31, 2025	7.05%

5 years ended December 31, 2025	10.85%

10 years ended December 31, 2025	10.81%

This performance is calculated pursuant to the formula P(1+T)n = ERV (where P = a hypothetical investment of $1,000; T = the average annual total return; n = the number of years and ERV = the ending redeemable value of the hypothetical $1,000 investment). The computation reflects the reinvestment of all dividends and distributions reinvested on participations acquired with the original hypothetical $1,000 investment. Past results are not necessarily representative of future results.

Comparative performance information may be used from time to time in advertising or marketing of the Trust’s participations, including data from Lipper, Inc., the Dow Jones Industrial Average Index and S&P 500® Index. Such comparative performance information will be stated in the same terms in which the comparative data and indices are stated.

AMENDMENT AND TERMINATION

The Sponsor and Trustee may amend the Indenture without the consent of participants: (i) to cure any ambiguity or to correct or supplement any provision contained herein which may be defective or inconsistent; (ii) to change any provision as may be required by the SEC or any successor governmental agency; or (iii) to make any other provisions which do not adversely affect the interest of participants. The Indenture may be amended by the Sponsor and the Trustee with the consent of a majority of the participations entitled to vote.

The Trust and Indenture will terminate on November 30, 2100 or upon the sale or disposition of the last portfolio security of the Trust unless terminated sooner by written instrument executed by the Sponsor and consented to by participants owning 51% of the then outstanding participations. The Trustee will deliver written notice of any termination to each participant specifying the times at which the participants may surrender their certificates for cancellation. Within a reasonable period of time after the termination, the Trustee will distribute to each participant registered on the Trustee’s books in uncertificated form, and to each other participant upon surrender for cancellation of his certificate, after deducting all unpaid expenses, fees, taxes and other governmental charges, the participant’s interest in the Distributive Fund (into which had been deposited the proceeds from the sale of the portfolio securities) and furnish to each participant a final account statement.

RESIGNATION, REMOVAL AND LIMITATIONS ON LIABILITY OF SPONSOR

Sponsor

The Sponsor may resign upon written notice to the Trustee. The resignation will not become effective unless the Trustee shall have appointed a successor sponsor to assume, with such compensation as the Trustee may deem reasonable under the circumstances, the duties of the resigning Sponsor. If the Sponsor fails to perform its duties for thirty (30) days after notice from the Trustee, or becomes incapable of acting or becomes bankrupt or its affairs are taken over by a public official, then the Sponsor will be automatically discharged. The Sponsor shall be under no liability to the Trust or to the participants for taking any action or for refraining from taking any action in good faith or for errors in judgment or for depreciation or loss incurred by reason of the purchase or sale of any portfolio security. This provision, however, shall not protect the Sponsor in cases of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

Trustee

The Trustee may resign upon written notice to the Sponsor and by mailing a copy of such notice to all participants of record not less than sixty (60) days prior to the effective date of their resignation. The Sponsor shall then use its best efforts to promptly appoint a successor trustee, and if upon resignation of the Trustee no successor has been appointed within thirty days after notification, the Trustee may apply to a court of competent jurisdiction for the appointment of a successor. If, after such an application by the Trustee is made to a court of competent jurisdiction and the court is unable to appoint a successor trustee, then no earlier than six (6) months after the date of such application, the Trustee may notify each participant and the Sponsor that the Trust shall terminate on a day no earlier than six months from the date of such notice unless a successor trustee is appointed. If the Trustee fails to perform its duties or becomes incapable of acting or becomes bankrupt or a public official takes over its affairs, the Sponsor may remove the Trustee and appoint a successor trustee by written notice to the Trustee. The Trustee shall be under no liability for any action taken in good faith in reliance upon prima facie properly executed documents or for the disposition of monies or portfolio securities. This provision shall not protect the Trustee in cases of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties. The Trustee will not be responsible for the misconduct of any of its agents, attorneys, accountants or auditors if they were selected with reasonable care.

MISCELLANEOUS

Trustee

The Trustee is The Bank of New York Mellon (Federal I.D. #13-5160382), a trust company incorporated under the laws of New York and subject to regulation by the FDIC. Its principal office is at 240 Greenwich Street New York, New York 10286. The Trustee receives a fee of $10,000 per year for its services as set forth in the Indenture and is reimbursed for all of its disbursements relating to the Trust. In addition, the Trustee receives fees for acting as Custodian and for providing portfolio, tax accounting and recordkeeping services. During the year ended December 31, 2025, fees received by The Bank of New York Mellon were $52,926.

Sponsor

The Sponsor, Voya Investments (Federal I.D. #03-0402099), an Arizona limited liability company, is registered with the SEC as an investment adviser. The Sponsor is responsible for performing certain administrative services for the Trust including shareholder servicing, answering inquiries, blue sky compliance and accounting. For performing such administrative services the Sponsor receives an annual fee of 0.40% of the Trust’s average daily net assets. For the year ended December 31, 2025, Voya Investments received fees of $3,253,287.

The Sponsor began business as an investment adviser in 1994 and currently serves as investment adviser to certain registered investment companies, consisting of open- and closed-end registered investment companies and collateralized loan obligations. The Sponsor is an indirect subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.

The Sponsor’s principal business address is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

The principal officers of the Sponsor and their principal occupations during the past five years are as follows:

Name, Address and Year of Birth	Position(s) Held with the Sponsor	Principal Occupation(s) During the Past 5 Years(1)

Christian G. Wilson (1968) 5780 Powers Ferry Road NW Atlanta, Georgia 30327	Director, President, and Chief Executive Officer	Director, President, and Chief Executive Officer, Voya Investments, LLC, Voya Funds Services, LLC, and Voya Capital, LLC (September 2024 – Present); Head of Product and Strategy, Voya Investment Management (June 2024 – Present). Formerly, Head of Global Client Portfolio Management, Voya Investment Management (March 2023 – June 2024); Head of Fixed Income Client Portfolio Management, Voya Investment Management (July 2017 – March 2023).

Huey P. Falgout, Jr. (1963) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Managing Director	Managing Director of Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (August 2022 – Present); Managing Director and Head of IM Legal (October 2019 – Present). Formerly, Managing Director and Chief Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2019 – October 2019); Senior Vice President and Secretary, Voya Investments, LLC (December 2018 – August 2022); Secretary, Voya Funds Services, LLC (January 2004 – August 2022) and Voya Capital, LLC (January 2000 – August 2022).

Name, Address and Year of Birth	Position(s) Held with the Sponsor	Principal Occupation(s) During the Past 5 Years(1)

Jonathan Nash (1967) 200 Park Avenue New York, New York 10166	Executive Vice President and Chief Investment Risk Officer	Executive Vice President and Chief Investment Risk Officer, Voya Investments, LLC (March 2020 – Present); Head of Investment Risk for Equity and Funds, Voya Investment Management (April 2024 – Present); Formerly, Senior Vice President, Investment Risk Management, Voya Investment Management (March 2017 – March 2024); Vice President, Voya Investments, LLC (September 2018 – March 2020).

Michelle P. Luk (1983) 200 Park Avenue New York, New York 10166	Senior Vice President and Treasurer	Senior Vice President and Treasurer, Voya Investments, LLC, Voya Capital, LLC, Voya Funds Services, LLC, and Voya Financial, Inc. (May 2022 – Present). Formerly, Managing Director, Goldman Sachs (August 2005 – April 2022).

Joanne F. Osberg (1982) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Senior Vice President and Secretary	Senior Vice President and Secretary, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC and Senior Vice President and Chief Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2023 – Present). Formerly, Secretary, Voya Capital, LLC (August 2022 – March 2023); Vice President and Secretary, Voya Investments, LLC and Voya Funds Services, LLC and Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (September 2020 – March 2023).

Erica McKenna (1972) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Vice President and Chief Compliance Officer	Vice President, Head of Mutual Fund Compliance, and Chief Compliance Officer, Voya Investments, LLC (May 2022 – Present). Formerly, Vice President, Fund Compliance Manager, Voya Investments, LLC (March 2021 – May 2022); Assistant Vice President, Fund Compliance Manager, Voya Investments, LLC (December 2016 – March 2021).

Catrina Willingham (1978) 5780 Powers Ferry Road NW Atlanta, Georgia 30327	Vice President Chief Financial Officer and Controller	Vice President, Chief Financial Officer, and Controller, Voya Investments, LLC and Voya Funds Services LLC, Chief Financial Officer, Voya Capital, LLC (February 2023 – Present); Vice President and Controller, Voya Capital, LLC and Voya Investment Management (September 2018 – Present). Formerly, Vice President and Controller, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (September 2018 – January 2023).
(1)	The officers hold office until their successors shall have been elected and qualified.

Distributor

The Trustee has appointed the Distributor, Voya Investments Distributor, LLC (Federal I.D. #95-4516047), a Delaware limited liability company and registered broker-dealer, to act as distributor for the Trust. The Distributor is an indirect subsidiary of Voya Financial, Inc. and is an affiliate of the Sponsor. The Distributor’s principal business address is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034. The Distributor receives no financial consideration for its services.

Independent Registered Public Accounting Firm

Ernst & Young LLP serves as an independent registered public accounting firm for the Trust. Ernst & Young LLP provides audit services and tax return preparation services. Ernst & Young LLP is located at 200 Clarendon Street, Boston, Massachusetts 02116.

Privacy Policy

The Voya mutual funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at 1-800-992-0180, obtain a policy over the internet at www.voyainvestments.com, or see the privacy promise that accompanies this Prospectus.

This Prospectus does not contain all of the information with respect to the investment company set forth in its registration statements and exhibits relating thereto which have been filed with the SEC under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

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No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee or the Sponsor. The Trust is registered as a unit investment trust under the Investment Company Act of 1940. Such registration does not imply that the Trust has been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.

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This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy securities in any state to any person to whom it is not lawful to make such offer in such state.

IF YOU HAD INVESTED $10,000 84 YEARS AGO

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

With Income Dividends and Capital Gains Distributions Reinvested

The table below covers the period from March 16, 1941 to December 31, 2025. This period was one of generally rising common stock prices. The results shown should not be considered as a representation of the dividends and other distributions which may be realized from an investment made in the Trust today. A program of the type illustrated does not assure a profit or protect against depreciation in declining markets.

Long-term investments in industry, such as Voya Corporate Leaders® Trust Fund, Series B, tend to move with the basic inflationary trend and offer your dollars an opportunity to grow.

Cumulative cost figure represents the initial investment of $10,000 plus the cumulative amount of dividends reinvested. Dividends and other distributions were assumed to have been reinvested in additional participations at the reinvestment price. The value of participations “Initially Acquired” includes the value of additional participations created as a result of the reinvestment of that portion of the semi-annual distributions representing “A Return of Capital” (the proceeds from securities sold representing the cost of securities sold, and other principal transactions). No adjustment has been made for any income taxes payable by Participants on dividends or other distributions reinvested in additional participations.

The dollar amounts of distributions from realized gains (determined at the Trust level) reinvested in additional participations were: 1941—None; 1942—None; 1943—None; 1944—$3; 1945—$450; 1946—None; 1947—$44; 1948—$338; 1949—None; 1950—$283; 1951—$796; 1952—$185; 1953—$10; 1954—$812; 1955—$474; 1956—$4,347; 1957—$48; 1958—$17; 1959—$3,032; 1960—$2,371; 1961—$2,118; 1962—$2,749; 1963—$735; 1964—$3,138; 1965—$9,035; 1966—$1,077; 1967—$48; 1968—$4,121; 1969—$102; 1970—$644; 1971—$1,862; 1972—$2,300; 1973—None; 1974—None; 1975—None; 1976—$5,071; 1977—$4,161; 1978—None; 1979—None; 1980—$5,182; 1981—$31,473; 1982—None; 1983—$18,602; 1984—$8,258; 1985—$39,496; 1986—$64,138; 1987—$69,182; 1988—$49,350; 1989—$99,410; 1990—$148,727; 1991—$39,773; 1992—$52,819; 1993—$46,262; 1994—$160,296; 1995—$7,696; 1996—$62,612; 1997—$664,104; 1998—$83,389; 1999—$51,130; 2000—$144,290; 2001—None; 2002—None; 2003—None; 2004—$318; 2005—$49,885; 2006—None; 2007—$219,134; 2008—$810; 2009—None; 2010—$118,450; 2011—None; 2012—None; 2013—None; 2014—$231,855; 2015—None; 2016—$114,627; 2017—None; 2018—None; 2019—None; 2020—None; 2021—None; 2022—None; 2023—None; 2024—None; 2025—None; Total $2,631,639.

				VALUE OF PARTICIPATIONS

Year Ended Dec. 31	Amount of Dividends Reinvested Semi- Annually	Cumulative Cost of Participations Purchased Through Reinvestment of Dividends	Cumulative Cost Including Reinvested Dividends	Initially Acquired	Purchased Through Reinvestment of Distributions From Realized Gains (Cumulative)	Sub-Total	Purchased Through Reinvestment of Dividends (Cumulative)	Net Asset Value	Number of Participations
1941*	—	—	$10,000	$8,799	—	$8,799	—	$8,799	566
1942	—	—	10,000	9,613	—	9,613	—	9,613	584
1943	$190	$190	10,190	10,809	—	10,809	$188	10,997	601
1944	192	382	10,382	11,983	$3	11,986	402	12,388	620
1945	215	597	10,597	14,709	464	15,173	682	15,855	693
1946	187	784	10,784	13,961	430	14,391	816	15,207	716
1947	370	1,154	11,154	14,639	447	15,086	1,141	16,227	824
1948	513	1,668	11,668	14,840	718	15,558	1,480	17,038	989
1949	509	2,177	12,177	17,113	701	17,814	1,968	19,782	1,176
1950	804	2,980	12,980	19,871	994	20,865	2,779	23,644	1,392
1951	1,012	3,992	13,992	21,659	1,756	23,415	3,674	27,089	1,652
1952	1,054	5,046	15,046	24,356	2,016	26,372	4,901	31,273	1,845
1953	1,217	6,263	16,263	24,849	2,030	26,879	6,149	33,028	1,945
1954	1,378	7,641	17,641	33,779	3,476	37,255	9,475	46,730	2,117
1955	1,599	9,240	19,240	39,164	4,398	43,562	12,349	55,911	2,243
1956	1,790	11,030	21,030	38,511	7,051	45,562	10,475	56,037	3,123
1957	1,910	12,940	22,940	36,268	6,574	42,842	11,496	54,338	3,269
1958	2,134	15,075	25,075	48,925	8,778	57,703	17,710	75,413	3,406
1959	2,184	17,258	27,258	55,426	11,821	67,247	19,992	87,239	3,906
1960	2,416	19,674	29,674	55,782	12,653	68,435	19,772	88,207	4,562
1961	2,697	22,371	32,371	67,126	16,993	84,119	25,757	109,876	4,881
1962	2,926	25,296	35,296	62,396	17,033	79,429	24,446	103,875	5,541
1963	3,243	28,540	38,540	71,467	19,863	91,330	30,711	122,041	5,803
1964	3,553	32,093	42,093	83,001	24,049	107,050	35,865	142,915	6,452
1965	3,855	35,948	45,948	92,523	30,246	122,769	35,623	158,392	8,066
1966	4,571	40,519	50,519	74,713	24,491	99,204	31,774	130,978	8,606
1967	5,060	45,579	55,579	83,121	27,090	110,211	40,165	150,376	8,948
1968	5,573	51,153	61,153	89,160	32,157	121,317	46,879	168,196	9,710
1969	5,915	57,068	67,068	75,017	26,979	101,996	44,536	146,532	10,115
1970	6,009	63,077	73,077	82,621	28,564	111,185	52,500	163,685	10,957
1971	6,190	69,267	79,267	93,454	32,126	125,580	61,694	187,274	11,856
1972	6,585	75,852	85,852	108,913	38,484	147,397	75,949	223,346	12,605
1973	7,371	83,223	93,223	93,151	32,729	125,880	71,868	197,748	13,123
1974	8,196	91,419	101,419	68,448	22,864	91,312	57,376	148,688	14,124
1975	9,139	100,557	110,557	91,498	30,474	121,972	85,413	207,385	14,781
1976	9,666	110,223	120,223	115,461	37,963	153,424	101,306	254,730	16,914
1977	11,237	121,460	131,460	108,466	35,919	144,385	96,397	240,782	18,898
1978	13,283	134,743	144,743	110,210	34,687	144,897	105,738	250,635	20,370
1979	15,804	150,547	160,547	139,110	34,774	173,884	121,307	295,191	23,931
1980	19,369	169,916	179,916	173,026	47,488	220,514	165,362	385,876	26,181
1981	21,822	191,738	201,738	163,070	62,645	225,715	140,698	366,413	33,836
1982	24,452	216,190	226,190	191,554	69,992	261,546	183,359	444,905	36,772
1983	25,923	242,114	252,114	235,913	91,870	327,783	218,649	546,432	42,757
1984	28,926	271,040	281,040	250,855	91,476	342,331	226,566	568,897	49,375
1985	31,808	302,848	312,848	333,623	145,913	479,536	293,217	772,753	58,251
1986	39,216	342,064	352,064	408,170	212,840	621,010	342,608	963,618	69,711
1987	40,394	382,458	392,458	412,599	241,185	653,784	326,728	980,512	83,847
1988	71,268	453,726	463,726	470,438	297,425	767,863	407,155	1,175,018	97,918
1989	45,103	498,829	508,829	583,494	438,476	1,021,970	509,512	1,531,482	111,950
1990	51,303	550,132	560,132	552,346	473,992	1,026,338	440,810	1,467,148	139,330
1991	55,828	605,960	615,960	654,372	558,392	1,212,764	539,190	1,751,954	152,079
1992	55,460	661,420	671,420	700,391	619,341	1,319,732	600,946	1,920,678	165,291
1993	54,505	715,925	725,925	814,945	727,611	1,542,556	715,658	2,258,214	176,699
1994	60,332	776,257	786,257	832,095	759,684	1,591,779	649,069	2,240,848	213,211
1995	61,329	837,586	847,586	1,207,794	998,228	2,206,022	913,513	3,119,535	227,040
1996	64,546	902,132	912,132	1,452,214	1,232,426	2,684,640	1,134,598	3,819,238	237,959
1997	71,379	973,511	983,511	1,794,519	1,785,369	3,579,888	1,121,302	4,701,190	315,940
1998	72,385	1,045,896	1,055,896	1,948,610	1,965,327	3,913,937	1,254,684	5,168,621	329,211
1999	78,614	1,124,510	1,134,210	2,198,244	2,216,745	4,414,989	1,460,590	5,875,579	339,629
2000	83,954	1,208,464	1,218,464	2,110,219	2,102,065	4,212,284	1,373,566	5,585,850	365,566
2001	87,573	1,296,037	1,306,037	2,078,537	2,010,351	4,088,888	1,404,585	5,493,473	374,470
2002	101,940	1,397,977	1,407,977	1,949,478	1,593,186	3,542,664	1,297,329	4,839,993	385,657
2003	118,480	1,516,457	1,526,457	2,404,867	1,963,872	4,368,739	1,726,265	6,095,003	394,004
2004	130,047	1,646,504	1,656,504	2,762,373	2,256,205	5,018,578	2,121,108	7,139,687	401,801
2005	141,479	1,787,983	1,797,983	3,082,995	2,422,917	5,505,912	2,373,446	7,879,358	422,052
2006	170,464	1,958,447	1,968,447	3,628,162	2,851,178	6,479,340	2,974,315	9,453,654	430,307
2007	170,749	2,129,196	2,139,196	3,989,782	3,203,990	7,193,772	3,282,768	10,476,540	455,926
2008	90,253	2,219,449	2,229,449	2,796,979	2,246,741	5,043,720	2,368,431	7,412,151	460,126
2009	285,945	2,505,395	2,515,395	3,025,557	2,418,280	5,443,837	2,868,890	8,312,727	480,013
2010	177,865	2,683,259	2,693,259	3,539,563	2,977,230	6,516,793	3,557,401	10,074,194	497,163

				VALUE OF PARTICIPATIONS

Year Ended Dec. 31	Amount of Dividends Reinvested Semi- Annually	Cumulative Cost of Participations Purchased Through Reinvestment of Dividends	Cumulative Cost Including Reinvested Dividends	Initially Acquired	Purchased Through Reinvestment of Distributions From Realized Gains (Cumulative)	Sub-Total	Purchased Through Reinvestment of Dividends (Cumulative)	Net Asset Value	Number of Participations
2011	$178,456	$2,861,715	$2,871,715	$3,918,008	$3,285,371	$7,203,379	$4,103,895	$11,307,275	505,688
2012	235,904	3,097,619	3,107,619	4,352,124	3,649,271	8,001,395	4,799,571	12,800,965	515,383
2013	250,866	3,348,484	3,358,484	5,548,606	4,652,930	10,201,536	6,384,674	16,586,210	523,743
2014	993,684	4,342,168	4,352,168	5,556,664	5,109,409	10,666,073	7,706,471	18,372,544	576,744
2015	395,486	4,737,654	4,747,654	4,798,352	4,425,691	9,224,043	7,057,705	16,281,748	590,052
2016	770,200	5,507,854	5,517,854	5,361,720	5,194,778	10,556,498	8,882,281	19,438,779	625,176
2017	425,219	5,933,073	5,943,073	6,108,534	5,944,312	12,052,846	10,614,713	22,667,559	637,119
2018	454,116	6,387,189	6,397,189	5,638,494	5,511,283	11,149,777	10,282,400	21,432,177	649,718
2019	505,919	6,893,108	6,903,108	6,688,409	6,566,300	13,254,709	12,766,097	26,020,805	662,076
2020	542,388	7,435,496	7,445,496	6,798,451	6,708,019	13,506,470	13,641,036	27,147,506	676,147
2021	554,908	7,990,404	8,000,404	8,436,620	8,370,851	16,807,472	17,604,706	34,412,178	687,099
2022	619,170	8,609,574	8,619,574	8,594,540	8,550,362	17,144,902	18,629,997	35,774,900	699,029
2023	667,821	9,277,395	9,287,395	9,651,039	9,632,148	19,283,187	21,689,805	40,972,992	710,517
2024	736,710	10,014,105	10,024,105	9,792,783	9,816,382	19,609,165	22,834,758	42,443,923	722,229
2025	785,046	10,799,151	10,809,151	10,268,563	10,336,017	20,604,580	24,831,639	45,436,219	734,235

* From March 16, 1941.

Note—During 1990 all sales charges were eliminated. The above table reflects the change to a “no load” status as if it were in effect for the entire period shown. The amounts shown as dividends for periods after October 31, 1988 include interest income from the investment of amounts deposited in the Distributive Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participation Holders and Trustee of

Voya Corporate Leaders® Trust Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Voya Corporate Leaders® Trust Fund, Series B (the “Fund”), including the portfolio of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 25, 2026

VOYA CORPORATE LEADERS® TRUST FUND, SERIES B

STATEMENT OF ASSETS AND LIABILITIES as of December 31, 2025

ASSETS:
Investments in securities at fair value (cost $313,071,344)	$774,497,000
Cash	9,674,294
Restricted cash (Note 2)	522,732
Receivables:
Participations sold	52,154
Dividends	3,577
Prepaid expenses	9,337

Total assets	784,759,094

LIABILITIES:
Distribution payable	522,732
Payable for participations redeemed	1,499,742
Accrued Sponsor maintenance fees payable	270,865
Other accrued expenses and liabilities	113,170

Total liabilities	2,406,509

NET ASSETS	$782,352,585

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$320,912,662
Total distributable earnings	461,439,923

NET ASSETS:
Balance applicable to participations at December 31, 2025, equivalent to $65.64 per participation on 11,918,962 participations outstanding	$782,352,585

See Accompanying Notes to Financial Statements

VOYA CORPORATE LEADERS® TRUST FUND, SERIES B

STATEMENT OF OPERATIONS for the Year Ended December 31, 2025

INVESTMENT INCOME:
Dividends	$16,738,504
Interest	73,599

Total investment income	16,812,103

EXPENSES:
Sponsor maintenance fee (Note 4)	3,253,287
Transfer agent fees	315,725
Shareholder reporting expense	45,936
Registration and filing fees	36,169
Professional fees	64,202
Custody and accounting expense (Note 4)	52,926
Miscellaneous expense	3,862

Total expenses	3,772,107

Net investment income	13,039,996

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	36,956,000
Net change in unrealized appreciation (depreciation) on investments	5,847,286

Net realized and unrealized gain on investments	42,803,286

Increase in net assets resulting from operations	$55,843,282

See Accompanying Notes to Financial Statements

VOYA CORPORATE LEADERS® TRUST FUND, SERIES B

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$13,039,996	$13,799,363
Net realized gain on investments	36,956,000	41,100,317
Net change in unrealized appreciation (depreciation) on investments	5,847,286	(20,194,382)

Increase in net assets resulting from operations	55,843,282	34,705,298

FROM DISTRIBUTIONS TO PARTICIPATIONS:
Total distributions (excluding return of capital)	(13,167,793)	(13,799,400)

Total distributions	(13,167,793)	(13,799,400)

FROM PARTICIPATION TRANSACTIONS:
Net proceeds from sale of participations	7,782,711	20,972,746
Reinvestment of distributions	11,982,675	12,629,575

	19,765,386	33,602,321
Cost of participations redeemed	(94,856,890)	(115,795,796)

Net decrease in net assets resulting from participation transactions	(75,091,504)	(82,193,475)

Net decrease in net assets	(32,416,015)	(61,287,577)

NET ASSETS:
Beginning of year (period)	814,768,600	876,056,177

End of year (period)	$782,352,585	$814,768,600

See Accompanying Notes to Financial Statements

VOYA CORPORATE LEADERS® TRUST FUND, SERIES B

FINANCIAL HIGHLIGHTS

Selected data for each participation of the Trust outstanding throughout each year or period.

	Year or Period Ended December 31,
	2025	2024	2023	2022	2021
Per Participation Operating Performance:
Net asset value, beginning of year or period	$62.34	$61.17	$54.30	$53.14	$42.60
Income (loss) from investment operations:
Net investment income (loss)	$1.05 *	$1.00 *	$0.96 *	$0.88 *	$0.79 *
Net realized and unrealized gains	$3.33	$1.20	$6.87	$1.18	$10.57
Total from investment operations	$4.38	$2.20	$7.83	$2.06	$11.36

Less Distributions/Allocations from:
Net investment income	$1.08	$1.03	$0.96	$0.90	$0.82
Net realized gains	$—	$—	$—	$—	$—
Tax return of capital	$—	$—	$—	$—	$—
Total distributions/allocations	$1.08	$1.03	$0.96	$0.90	$0.82
Net asset value, end of year or period	$65.64	$62.34	$61.17	$54.30	$53.14
Total Return(1)	7.05%	3.59%	14.53%	3.96%	26.76%

Ratios to average net assets:
Net assets, end of year or period ($000’s)	$782,353	$814,769	$876,056	$803,306	$805,924
Expenses(2)	0.46%	0.43%	0.45%	0.49%	0.51%
Net investment income(2)	1.60%	1.53%	1.70%	1.65%	1.64%
Portfolio turnover rate	—%	—%	1.00%	1.00%	—%

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
*	Calculated using average number of participations outstanding throughout the period.

See Accompanying Notes to Financial Statements

VOYA CORPORATE LEADERS® TRUST FUND, SERIES B

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025

NOTE 1 — ORGANIZATION

Voya Corporate Leaders® Trust Fund, Series B (the “Trust”), is an unincorporated Unit Investment Trust under the Investment Company Act of 1940 and registered as such with the Securities and Exchange Commission. The Trust commenced operations in 1941 as a series of Voya Corporate Leaders® Trust Fund, which was created under a Trust Indenture under New York Law, dated November 18, 1935, as amended.

The Trust seeks long-term capital growth and income through investment generally in an equal number of shares of the common stock of a fixed list of American blue-chip corporations.

The Trust is comprised of a Trust Fund (the “Trust Fund”) and a Distributive Fund (the “Distributive Fund”). The Trust Fund is composed of stock units, each unit consisting of one share of common stock of each of the corporations (except with respect to shares received from spin-offs or mergers of existing portfolio securities — see discussion below) and such cash as may be available for the purchase of stock units. Cash received on sales of participations (excluding the portion thereof, if any, attributable to the value of, and therefore deposited in, the Distributive Fund), including distributions by the Trust which are reinvested in additional participations under the Distribution Reinvestment Program described herein, is held in the Trust Fund without interest until receipt of sufficient cash to purchase at least one hundred stock units.

All dividends and any other cash distributions received by the Trust with respect to the common stock held in the Trust Fund are deposited in the Distributive Fund. Any non-cash distributions received by the Trust with respect to the common stock held in the Trust Fund (excluding additional shares of common stock received upon a stock split which shall remain assets of the Trust Fund) are sold by the The Bank of New York Mellon (the “Trustee”) and the proceeds of sale are deposited in the Distributive Fund. The Trustee should invest the funds deposited in the Distributive Fund in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in repurchase agreements collateralized by such U.S. government obligations, which mature prior, and as close as practicable, to the next Distribution Date. The interest earned on such investments is also deposited in the Distributive Fund. Fees and expenses of the Trust are paid from the Distributive Fund. The Trustee may from time to time set aside out of the Distributive Fund a reserve for payments of taxes or other governmental charges.

On each Distribution Date, the Trustee uses the money in the Distributive Fund to purchase additional participations for participants under the Distribution Reinvestment Program unless the participant has elected to receive the distribution in cash.

In the event of the merger, consolidation, re-capitalization or readjustment of the issuer of any portfolio security with any other corporation, the Sponsor (as defined below) may instruct the Trustee, in writing, to accept or reject such offer or take such other action as the Sponsor may deem proper. Any securities received in exchange shall be held by the Trust and shall be subject to the terms and conditions of the Indenture to the same extent as the securities originally held in the Trust. Securities received pursuant to an exchange may result in the Trust holding fewer shares than originally held in the portfolio security. Each stock unit issued after the effective date of such an exchange will include one share of the corporation received on exchange.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements. The Trust is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

VOYA CORPORATE LEADERS® TRUST FUND, SERIES B

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

A. Valuation of Securities. The Trust is open for business every day the New York Stock Exchange opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share of the Trust is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of the Trust is calculated by taking the value of the Trust’s assets, subtracting the Trust’s liabilities and dividing by the number of participations of the Trust that are outstanding. On days when the Trust is closed for business, Trust participations will not be priced and the Trust does not transact purchase and redemption orders. To the extent the Trust’s assets are traded in other markets on days when the Trust does not price its participations, the value of the Trust’s assets will likely change and you will not be able to purchase or redeem participations of the Trust.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Investments for which no sale is reported, or which are traded over-the-counter, are valued at the mean between bid and ask prices. Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the Trustee.

Fair value is defined as the price that the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including Voya Investments, LLC’s or pricing committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Trust’s investments under these levels of classification is included within the Portfolio of Investments.

B. Income Taxes. No provision for U.S. federal income taxes is made since the Trust, under applicable provisions of the Internal Revenue Code of 1986, as amended, is treated as a Grantor Trust and all its income is taxable to the holders of participations. Management of the Sponsor (“Management”) has considered the sustainability of the Trust’s tax positions taken on U.S. federal income tax returns for all open tax years in making this determination.

As of December 31, 2025, no provision for income tax would be required in the Trust’s financial statements as a result of tax positions taken on U.S. federal and state income tax returns for open tax years. The Trust’s U.S. federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

C. Distributions to Participation Holders. Semi-annual distributions will be reinvested at NAV in additional participations of the Trust unless the Trustee has been instructed by the Participant, in writing, prior to the Distribution Date to pay such distributions in cash.

D. Securities Transactions & Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

E. Accounting Estimates. The preparation of financial statements in accordance with GAAP for investment companies requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Restricted Cash. All cash held in the Distributive Fund throughout the period is intended solely for distributions.

VOYA CORPORATE LEADERS® TRUST FUND, SERIES B

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

G. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, based on experience, Management considers the risk of loss from such claims remote.

NOTE 3 — DISTRIBUTIONS

For the year ended December 31, 2025, distributions from net investment income were $13,167,793, equivalent to $1.08 per participation. For the year ended December 31, 2024, distributions from net investment income were $13,799,400, equivalent to $1.03 per participation.

For the year ended December 31, 2025 and the year ended December 31, 2024, there were no distributions from net realized gains.

For the year ended December 31, 2025 and the year ended December 31, 2024, there were no distributions from tax return of capital.

The distributions presented above do not reflect the reinvestment, if any, of that portion of the proceeds from the sale of securities (other than stock units) representing the cost of the securities sold which is distributed and then reinvested in additional participations. In addition, any gain on the sale of stock units to provide funds for the redemption of participations is non-distributable and remains a part of the Trust Fund.

As of December 31, 2025 there were no significant differences between the components of net assets on a GAAP basis compared with a tax basis, and cost of investments on a GAAP basis compared with a tax basis.

Effective June 1, 1998, the Trust amended its Trust indenture requiring that additional shares of common stocks received as a result of a stock split shall remain assets of the Trust.

NOTE 4 — TRUSTEE, SPONSOR AND OTHER RELATED PARTY FEES

The Trustee receives an annual Trustee fee, as well as fees for acting as custodian and for providing portfolio accounting and record keeping services, which aggregated to $52,926 for the year ended December 31, 2025.

Voya Investments, LLC (the “Sponsor”) serves as sponsor to the Trust. The Trust pays a maintenance fee to the Sponsor on an annual basis, equal to 0.40% of the average daily net assets of the Trust.

NOTE 5 — INVESTMENT TRANSACTIONS

For the year ended December 31, 2025, the cost of purchases and the proceeds of sales of investment securities, excluding short-term and U.S. government securities, were $- and $73,097,856, respectively.

NOTE 6 — PARTICIPATIONS ISSUED AND REDEEMED

	Number of Participations
	Year Ended December 31, 2025	Year Ended December 31, 2024
Issued on payments from holders	119,316	321,009

Issued on reinvestment of dividends and distributions	183,281	200,710

Redeemed	(1,453,395)	(1,773,145)

Net decrease	(1,150,798)	(1,251,426)

VOYA CORPORATE LEADERS® TRUST FUND, SERIES B

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (Continued)

NOTE 7 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Trust is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Trust’s investments. Any of these occurrences could disrupt the operations of the Trust and of the Trust’s service providers.

NOTE 8 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Trust’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Trust has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Sponsor and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Trust holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding the Trust is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Trust’s performance, including total return and expense ratios within the Financial Highlights.

VOYA CORPORATE LEADERS® TRUST FUND, SERIES B

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (Continued)

NOTE 9 — OTHER ACCOUNTING PRONOUNCEMENT

The Trust has adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 10 — SUBSEQUENT EVENTS

The Trust has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

VOYA CORPORATE LEADERS® TRUST FUND, SERIES B

PORTFOLIO OF INVESTMENTS as of December 31, 2025

	Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%

Communication Services: 1.3%
Comcast Corp. — Class A	348,395		$10,413,526	1.3

Consumer Staples: 2.6%
Procter & Gamble Co.	139,340		19,968,815	2.6

Energy: 27.6%
Chevron Corp.	140,740		21,450,183	2.7
ConocoPhillips	12,722		1,190,888	0.2
Exxon Mobil Corp.	800,040		96,276,814	12.3
Marathon Petroleum Corp.	596,131		96,948,784	12.4

			215,866,669	27.6

Financials: 17.9%
Berkshire Hathaway, Inc. — Class B	278,632	(1)	140,054,375	17.9

Industrials: 39.2%
Union Pacific Corp.	1,327,083		306,980,840	39.2

Information Technology: 0.2%
Qnity Electronics, Inc.	19,618		1,601,810	0.2

Materials: 8.9%
Corteva, Inc.	44,532		2,984,980	0.4
Dow, Inc.	42,528		994,305	0.1
DuPont de Nemours, Inc.	44,532		1,790,186	0.3
Linde PLC	148,640		63,378,610	8.1

			69,148,081	8.9

Utilities: 1.3%
NiSource, Inc.	250,548		10,462,884	1.3

Total Common Stock (Cost $313,071,344)			774,497,000	99.0

Total Investments in Securities (Cost $313,071,344)			$774,497,000	99.0

Assets in Excess of Other Liabilities			7,855,585	1.0

Net Assets			$782,352,585	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

VOYA CORPORATE LEADERS® TRUST FUND, SERIES B

PORTFOLIO OF INVESTMENTS as of December 31, 2025 (Continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025

Asset Table

Investments, at fair value

Common Stock*	$774,497,000	$—	$—	$774,497,000

Total Investments, at fair value	$774,497,000	$—	$—	$774,497,000

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost was $313,071,344.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$462,883,261
Gross Unrealized Depreciation	(1,457,605)

Net Unrealized Appreciation	$461,425,656

See Accompanying Notes to Financial Statements

DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Bank of New York Mellon serves as Trustee for the Trust. The Trust does not have a Board of Directors/Trustees nor does it have any Officers.

TO OBTAIN MORE INFORMATION

You will find more information about the Trust in the:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Trust’s annual/semi-annual shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Trust’s performance during its last fiscal year, the Trust’s financial statements and the independent registered public accounting firm’s report (in the annual shareholder report only).

Please write, call, or visit our website for a free copy of the current annual/semi-annual shareholder reports or other Trust information.

To make shareholder inquiries contact:

Voya Investment Management

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

1-800-992-0180

Or visit our website at https://individuals.voya.com/product/mutual-fund/prospectuses-reports

Reports and other information about the Trust are available on the EDGAR Database on the SEC’s Internet website at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

When contacting the SEC, you will want to refer to the Trust’s SEC file number. The file number is 811-00091.

Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, fund reports, and proxy statements. In less than five minutes, you can help reduce paper mail and lower fund costs.

Just go to https://individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the Internet. Documents that are not available on the Internet will continue to be sent by mail.

PRO-CLTB (526-050126)

PART II

ADDITIONAL INFORMATION NOT INCLUDED

IN THE PROSPECTUS

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the U.S. Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement on Form S-6 is comprised of the following papers and documents:

The facing sheet.

The Prospectus consisting of 32 pages.

Additional information not included in the Prospectus (Part II).

The undertaking to file reports.

The signatures.

Written consent of the following person: Ernst & Young LLP.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 68 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Atlanta and State of Georgia, on the 28th day of April, 2026.

VOYA CORPORATE LEADERS TRUST FUND

/s/ Christian G. Wilson
Christian G. Wilson
Director, President, and Chief Executive Officer Voya Investments, LLC

/s/ Catrina Willingham
Catrina Willingham Vice President and Chief Financial Officer Voya Investments, LLC

January 5, 2026 Code of Ethics Voya Alternative Asset Management LLC Voya Investment Management Co. LLC Voya Investment Management LLC Voya Investment Management (UK) Limited Voya Investments, LLC Pomona Management LLC Voya Investments Distributor, LLC Voya Investment Trust Co. Voya Realty Group LLC This Code of Ethics (the “Code”) supersedes all codes of ethics previously included in the Voya Investment Management Compliance Policies and Procedures Manual. Voya Investment Management reserves the right to modify any provision in this Code at any time in the future. Such changes will be distributed by electronic communication or by other means, as appropriate.

1. Adoption of Code of Ethics	4

2. Covered Persons	5

3. Violations of the Code	5

4. Exceptions to the Code	5

5. Statement of Fiduciary Standards	5

6. Duty of Confidentiality	6

7. Duty to Comply with Federal Securities Laws	6

8. Personal Trading Restrictions	7

8.1. Pre-Clearance of Securities Transactions	7

8.2. Requirements for Voya Financial Securities.	7

8.3. Exceptions to Pre-Clearance of Securities Transactions	8

8.4. Prohibition of Initial Public Offerings and Initial Coin Offerings	9

8.5. Restrictions on Private Placements	9

8.6. Borrowing Money from Suppliers or Clients.	9

9. Intraday Trading Prohibition	9

10. Reportable Funds	9

11. Closed-End Funds	9

12. Prohibition on Short-Term Trading Profits	10

13. Reporting Obligations	10

13.1. Disinterested Directors/Trustees.	10

13.2. Initial Disclosure of Personal Holdings.	10

13.3. Securities Transaction Records.	10

13.4. Quarterly Account and Transaction Reports.	11

13.5. Annual Holdings Report	11

13.6. Information to be Reported.	11

13.7. Initial and Annual Holdings Reports must include the:	11

13.8. Quarterly Transaction Reports must include the:	11

14. Gift & Entertainment Policy	11

14.1. Nominal Business Gifts and Business Entertainment	11

15. Outside Business Activities	14

15.1. Outside Business Interests and Private Investments	14

2

15.2. “Control” Persons of Public Companies	14

15.3. Political Activity	15

Code of Ethics Guide – Securities Transactions Matrix	17

Bank Loan and Global CLO Group	20

3

1.	Adoption of Code of Ethics

This Code of Ethics (the “Code”) has been adopted by each of the registered investment companies advised by Voya Investments, LLC (or an affiliate) and operating under the Voya funds umbrella (the “Voya funds”) and by each of the following Voya Entities (collectively referred to as “Voya Entities”):

Voya Alternative Asset Management LLC	Pomona Management LLC

Voya Investment Management Co. LLC	Voya Investments Distributor, LLC

Voya Investment Management LLC	Voya Investment Trust Co

Voya Investment Management (UK) Limited	Voya Realty Group LLC

Voya Investments. LLC

The provisions of the Code are applicable to all directors, trustees, officers and persons employed or appointed by one or more of the Voya Entities as well as their immediate family members living in such designated person’s household1 (collectively referred to as “Employees”) unless otherwise noted. Employees on short-term disability, whose access rights have not been revoked will still be subject to the Code. Employees on long-term disability, whose access rights have been revoked, will not be subject to the Code during the leave period.

Temporary contract workers, interns, independent contractors, or independent consultants, as well as certain persons of other affiliated entities are considered “Employees” for purposes of this Code if such person provides investment advice to clients on behalf of the Voya Entities, is subject to the supervision and control of the Voya Entities, has access to nonpublic information regarding any client’s purchase or sale of securities, is involved in making securities recommendations to clients, or has access to such recommendations that are nonpublic. The Chief Compliance Officer (“CCO”) may exempt such persons from any requirement hereunder if the CCO determines that such exemption would not have a material adverse effect on any client account and for those contingent workers subject to a contractual arrangement with the Voya Entities that addresses insider trading and/or similar potential conflicts of interest.

In addition, the Code is applicable to the trustees/directors of each of the Voya funds (the “Voya funds Directors”).

All Employees and the Voya funds Directors (collectively referred to as “Covered Persons”) will be provided with a copy of this Code upon employment with the Voya Entities or appointment and notified when any material amendments are made to the Code.

The Code is not intended to supersede or otherwise replace the Voya Code of Business Conduct and Ethics. All of the policies and guidelines contained in the Voya Code of Business Conduct and Ethics shall remain in full force and effect as to Employees.

[1]

An “immediate family member” includes any child, stepchild, grandchild, parent, stepparent, grandparent, spouse (including domestic partners), sibling and in-laws, as well as any person sharing the same household with the Employee in which the Employee contributes to the material financial support of such person. A person who holds account(s) in which the Employee is a joint owner, has trading authority, or beneficial ownership would also be considered an immediate family member, regardless of if that person lives in the same household as the Employee.

Beneficial ownership is interpreted in the same manner as it would be under Rule 16a-1(a)(2) under the 1934 Act in determining whether a person is the beneficial owner of a security for purposes of Section 16 of the 1934 Act and the rules and regulations thereunder. Rule 16a-1(2) under the 1934 Act specifies that to have beneficial ownership, a person must have a “direct or indirect pecuniary interest”, which is the opportunity to profit directly or indirectly from a transaction in securities. Thus, a Covered Person may be deemed to have beneficial ownership of securities held by members of his or her immediate family sharing the same household, or by certain partnerships, trusts, corporations, or other arrangements.

4

2.	Covered Persons

Certification of Compliance. All Covered Persons are required to certify annually that they have:

•	read and understand the provisions contained in the Code;

•	complied with all the requirements of the Code; and

•	reported all transactional information required by the Code.

Generally, as an Employee of the Company, you may be held personally liable for any improper or illegal acts committed during the course of your employment; non-compliance with this Policy may be deemed to encompass one of these acts. Accordingly, you must read this policy and comply with the spirit and the strict letter of its provisions. Failure to comply may result in the imposition of serious sanctions, which may include, but are not limited to, letter of written reprimand, the disgorgement of profits, cancellation of trades, selling of positions, and suspension of personal trading privileges, dismissal, and referral to law enforcement or regulatory agencies.

Covered Persons are required to certify their receipt and understanding of and compliance with the Code within ten days of becoming a Covered Person. On an annual basis, all Covered Persons are required to certify their understanding of and compliance with the Code. Additionally, whenever the Code is materially amended, Covered Persons must certify that they have received the amended Code and that they have read, understand, and will abide by the terms and provisions of the Code. You will be provided with timely notification of these certification requirements and directions on how to complete them by the Code of Ethics Office. Other reporting and certification requirements are set forth in the Gift & Entertainment (“G&E”), Political Contributions, and Personal Securities Transactions sections of this Code.

3.	Violations of the Code

Strict compliance with the provisions of the Code is considered to be a basic provision of employment. Employees are required to report any known or suspected violations of the Code to Compliance immediately. An Employee who violates this Code or fails to report a violation of the Code may result in disciplinary action, which may include, but is not limited to a warning, unwinding of trades, disgorgement of profits, suspension of personal trading privileges, and suspension or termination of employment. Repeated offenses will likely be subject to additional sanctions of increasing severity.

4.	Exceptions to the Code

Exceptions to the Code will only be made under extraordinary circumstances. No exception may be granted for those sections of the Code that are mandated by regulation.

Exceptions may be made only upon prior request, and no exception will be granted subsequent to a violation of the Code. To be granted an exception to the Code, a written request regarding the nature of the exception must be made and submitted to the CCO and approved by her or him and a member of the Voya Entities’ Executive Leadership Team. Exceptions to the Code shall be reported as applicable to the CCO of the Voya funds and the Voya funds Directors.

5.	Statement of Fiduciary Standards

A fiduciary is a person or organization that manages money or property for another, usually a client, and, as a result, has a legal duty to act in the best interests of that client. This Code is based on the overriding principle that the Employees have a fiduciary duty to clients, including the Voya funds, while the Voya funds’ Directors have a fiduciary duty only to the Voya funds. Our investment advisers owe a fiduciary duty to the Clients for which they serve as an adviser or sub-adviser. Covered Persons of our investment advisers must avoid activities, interests,

5

and relationships that could interfere or appear to interfere with our advisers’ fiduciary duties. Accordingly, Covered Persons shall conduct their activities in accordance with the following standards:

Clients’ Interests Come First	Conflicts of Interest Should be Avoided	Compromising Situations Should be Avoided
In the course of fulfilling their duties and responsibilities, Covered Persons must at all times place the interests of the clients (or, in the case of the Voya funds Directors, the Voya funds) first. Covered Persons shall avoid putting their own personal interests ahead of the interests of a client.	Covered Persons must avoid any situations involving an actual or potential conflicts of interest or possible impropriety with respect to their duties and responsibilities to, in the case of an Employee, a Voya Entity or a client of a Voya Entity or in the case of a Voya funds Director, the Voya funds.	Covered Persons shall never take advantage of their position of trust and responsibility. Covered Persons must avoid any situation that might compromise or call into question their exercise of full independent judgment in the best interests of clients.

All activities of Covered Persons shall be guided by, and adhere to, these fiduciary standards. The remainder of this Code sets forth specific rules and procedures that are consistent with these fiduciary standards. However, all activities by Employees are required to conform to these standards regardless of whether the activity is specifically covered in this Code. Any violation of the Code by an Employee may include but not be limited to reprimand, suspension, disgorgement of trading profits and termination of employment.

6.	Duty of Confidentiality

Covered Persons must keep confidential any non-public information regarding Voya, a Voya Entity, a Voya fund, and any client or any entity whose securities they know or should know are under investment review by a portfolio management team acting on behalf of a Voya Entity. Covered Persons have the highest fiduciary obligation not to reveal confidential information of any nature to any party that does not have an explicitly clear and compelling need to know such information.

All information submitted by a Covered Person to Compliance pursuant to this Code will be treated as confidential information. It may, however, be made available to senior management, governmental and governmental agencies with regulatory authority over the Voya Entities, as well as to the Voya funds Directors, and each of their auditors and legal advisors, as appropriate.

7.	Duty to Comply with Federal Securities Laws

Voya Entities’ activities are governed by the federal securities laws, including the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and the Investment Company Act of 1940 (the “1940 Act”), as amended. Covered Persons are expected to adhere to the federal securities laws, whether or not the activity is specifically covered in this Code.

6

8.	Personal Trading Restrictions

The restrictions of this section apply to all Employees covered under the personal trading policies and procedures of the Voya Entities, and to accounts over which they have the authority to make investment decisions, for all transactions involving securities.

8.1.	Pre-Clearance of Securities Transactions

Except for the transactions listed below, approval must be obtained from Compliance before entering an order to buy or sell or transfer securities by gift, engaging in derivative transactions, or selling of shares in connection with margin calls. An approval to trade is only valid on the business day it is received (note: such approvals terminate at close of business day on the date such approval is granted). If you receive approval and do not complete the trade that same day, you must seek pre-clearance to complete the trade the next (or any subsequent) business day. Except as noted below, approval must be received for every transaction. Pre-clearance approvals for securities traded on a U.S. exchange or in a U.S. market are effective until the close of business on the day that your pre-clearance request has been approved. Pre-clearance approvals for securities traded on a foreign exchange or in a foreign market are effective until the close of business on the business day following approval of your pre-clearance request. If you want to modify your trade request previously submitted in any way (e.g., date of execution or share quantity), you must submit a new pre-clearance request.

The Voya Entities utilize a vendor system to process personal trading. All pre-clearance requests shall be made via the system, which can be accessed at: StarCompliance.

Employees assigned portfolio management or trading responsibilities are prohibited from knowingly buying or selling the same security traded in an associated client account for a period of 15 days (7 days prior to the client trade and 7 days after the client trade).

8.2.	Requirements for Voya Financial Securities.

Employees must obtain pre-clearance for transactions involving Voya Financial securities, including:

•	Open market purchases and sales;

•	Gifting or making a charitable contribution of your holdings;

•

Transactions in Voya Company Stock Fund in the 401(k) (other than automatic purchases made pursuant to an established payroll-deduction program, or transactions involving automatic and/or pro-rata rebalances); or

•	Sales of performance shares units or restricted stock units.

Employees who wish to transact in Voya securities should consider the following before seeking pre-clearance and transacting:

•	Voya Securities must be held for a minimum of 60 calendar days from the acquisition date, including the Voya Company Stock Fund in Voya 401(k) accounts.

•

Prohibition of Short Selling and Derivatives of Voya Securities. Because of the heightened legal risk, the potential misalignment of your interests and those of Voya Financial and its shareholders, and the inappropriateness of engaging in speculative transactions involving Voya Financial securities, you may not engage in:

•

Short sales of Voya Financial common stock. For example, you cannot sell Voya Financial common stock that you do not own, or if you own the stock, you cannot deliver it against such sale, and borrowing shares to complete the sale; or

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•

Hedging or other transactions involving options (including exchange-traded options), puts, calls, forward contracts or other derivatives involving Voya Financial securities (excluding stock awards granted under any Voya Financial incentive plan).

•

Prohibition of Trading in Voya Securities during the “Closed Period.” Employees are prohibited from trading Voya Securities, including the Voya Company Stock Fund in Voya’s 401(k) plan, during the “Closed Period for Voya’s Financial Instruments” as set forth by Voya Financial. The Voya Closed Periods are set forth on the StarCompliance vendor system utilized to process personal trading requests.

Warning: Failure to pre-clear will result in sanctions including suspension of personal trading privileges.

8.3.	Exceptions to Pre-Clearance of Securities Transactions.

The following types of transactions are not subject to the pre-clearance requirements of this Code; however, certain transactions listed below are subject to the reporting and holding period requirements of the Code. Please reference the Code of Ethics Guide – Securities Transactions Matrix for details.

•	Direct obligations of the Government of the United States (“U.S.”) and its agencies;

•	Direct obligations of the Government of the United Kingdom;

•	High quality short-term debt instruments, including bankers’ acceptances, bank certificates of deposit, commercial paper, money market securities and repurchase agreements;

•	Shares of open-end funds, including shares held in Voya’s 401(k) plan (as defined in Reportable Funds, below);

•	Transactions in accounts over which an Employee has no direct or indirect control or influence (managed or discretionary accounts);

•	Transactions under any incentive compensation plan sponsored by the Voya Entities;

•

Transactions made through an automatic dividend reinvestment plan, automatic payroll deduction or similar program (excluding Self-Directed Brokerage Accounts) where the timing of purchases and sales is controlled by someone other than the Employee;

•	Transactions involving Bitcoins or other cryptocurrencies;

•	Transactions made through a fully discretionary Robo-Advisor program;

•	An exercise of pro-rata rights issued by a company to all the holders of a class of its securities;

•	On any given day, transactions involving 100 shares or less (per account) of common stock issued by companies included in the S&P 500 Index;

•	Transactions involving exchange-traded funds (ETFs) and exchange-traded notes (ETNs) (apart from single-stock ETFs and ETNs and non-Voya ETFs and ETNs sub-advised by the Voya Entities)[2];

•	Transactions involving penny stocks;

•	Transactions involving listed index options, index futures, and other securities with an index as underlying; and

[2]	A list of Voya ETFs and sub-advised ETFs is available in the Document Library within StarCompliance.

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•	Transactions involving unaffiliated[3] closed-end registered funds.

8.4.

Prohibition of Initial Public Offerings and Initial Coin Offerings. Employees are prohibited from acquiring securities in initial public offerings, except for transactions made pursuant to an employee incentive compensation, retention or other program put in place by a Voya Entity, and initial coin offerings.

8.5.

Restrictions on Private Placements. Employees are prohibited from acquiring non-public securities (a private placement) without the prior approval of Compliance. If an Employee is granted approval to make such a personal investment, that Employee will not participate in any consideration of whether clients should invest in the same issuer’s public or non-public securities.

8.6.

Borrowing Money from Suppliers or Clients. Employees may not borrow money from any of Voya suppliers, consultants, or clients. However, the receipt of credit on customary terms in connection with the purchase of goods or services is not considered to be borrowing within the foregoing prohibition. In addition, acceptance of loans from other banks or financial institutions on customary terms to finance proper and usual activities, such as home mortgage loans, is permitted except where prohibited by law.

9.	Intraday Trading Prohibition

Covered persons are prohibited from the purchase and sale, and sale and purchase, of the same security, on the same day (intraday trading). This prohibition does not apply to transactions that are fully exempt from pre-clearance, reporting, and holding period requirements. Exceptions to this prohibition are subject to prior approval by Compliance.

10.	Reportable Funds

Reportable Fund3 means any open-end investment company for which any of the Voya Entities serves as an investment adviser or sub-adviser. Open-end investment companies include: U.S. open-end mutual funds (other than money market and short-term bond funds), ETFs, UCITS, SICAVs, and any fund managed by any of the Voya Entities that is an investment option offered as part of a variable annuity. Other than non-Voya ETFs and ETNs sub-advised by the Voya Entities, Reportable Funds do not require pre-clearance. However, all transactions and holdings involving Reportable Funds must be reported, regardless of whether pre-clearance is required.

All transactions in Reportable Funds must be in accordance with the policies and procedures set forth in the Prospectus and Statement of Additional Information, or other applicable fund documents, for the relevant fund, including but not limited to the fund’s policies and procedures relating to short-term trading and forward pricing of securities.

11.	Closed-End Funds

Certain Covered Persons may be considered insiders to a closed-end fund advised or sub-advised by the Voya Entities. In such cases, these persons will be notified of their status as well as advised of additional restrictions imposed on them and their ability to transact in such closed-end fund.

[3]	Affiliated includes advised and sub-advised closed-end funds. A list of affiliated closed-end funds and Reportable Funds is available in the Document Library within StarCompliance.

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Solely to facilitate compliance with timely Form 4 and 5 filing requirements with the Securities and Exchange Commission (“SEC”), all such insiders must submit a written report of any transaction involving the closed-end fund on the trade date of such transaction to Compliance.

12.	Prohibition on Short-Term Trading Profits

The firm discourages its Employees from engaging in short-term trading strategies for their own accounts. Any excessive or inappropriate trading that, in the firm’s view, interferes with job performance, or compromises the duty that the firm owes to its Clients, will not be tolerated. Employees must always conduct their personal trading activities lawfully, properly, and responsibly.

Employees may not profit from short-term trading, which is defined as transactions of securities, except as noted below and set forth in the Code of Ethics Guide – Securities Transactions Matrix, that are initiated and closed (the purchase and sale, or sale and purchase, of the same (or related) securities) within 30 calendar days.

For Reportable Funds, the 30-calendar day holding period is measured from the time of the most recent purchase date of the applicable shares.

Voya Financial securities must be held for 60 calendar days. Exception: You may sell Voya Financial securities within the 60-day holding period as part of the default option to cover taxes due upon the receipt or vesting of equity-based compensation as described in the Voya Financial Personal Trading Policy. Similarly, you may sell all or a portion of your Voya Financial securities deposited into your account as a result of equity-based compensation grants or vesting events within the 60-day holding period.

Profits made in connection with short-term trades may be subject to disgorgement.

13.	Reporting Obligations

13.1.

Disinterested Directors/Trustees. Voya funds Directors/Trustees who are not deemed to be “interested persons” (as that term is defined under the 1940 Act) of a Voya fund, its investment adviser, or the investment adviser’s affiliates (the “Disinterested Directors”) must submit a quarterly report containing the information set forth in 13.2 - 13.5 below, only with respect to those transactions for which such person knew or, in the ordinary course of fulfilling his or her official duties as a Disinterested Director, should have known, that during the 15-day period immediately before or after the Disinterested Director’s transaction in securities that are otherwise subject to the reporting requirements described herein, an applicable Voya fund had purchased or sold the security at issue or that an investment adviser or sub-adviser for an applicable Voya fund had considered purchasing or selling such security.

13.2.

Initial Disclosure of Personal Holdings. Employees are required to disclose all their personal securities holdings to Compliance within 10 days of commencing employment with a Voya Entity. The holdings report must be current as of a date not more than 45 days prior to the commencement of employment.

13.3.

Securities Transaction Records. Employees should be aware that the Voya Entities maintain a list of designated broker-dealers with whom Employees may maintain a brokerage account. Employees shall notify Compliance if they intend to open, or have opened, a brokerage account. If requested, Employees shall direct their brokers to supply Compliance with duplicate confirmation statements of their securities transactions and copies of all periodic statements for their accounts. Employees must report new authorized brokerage accounts to Compliance within thirty (30) days of funding the account. Note: Employees may not trade in the new account prior to reporting the account. Any brokerage account opened to facilitate cryptocurrency trading is a reportable account under the Code and must be held with an approved designated broker.

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13.4.

Quarterly Account and Transaction Reports. Employees are required to submit a report listing their securities transactions made during the previous quarter within 30 days of the end of each calendar quarter.

13.5.

Annual Holdings Report. Employees are required to submit a report listing all securities held as of December 31 of the year reported within 30 days of the end of the calendar year. The holdings reports must be current as of a date not more than 45 days prior to the date the report is submitted.

13.6.	Information to be Reported. Employees are required to provide the following information when submitting reports as required by 13.2. through 13.5., above:

13.7.	Initial and Annual Holdings Reports must include the:

•	title or description and type of security, the exchange ticker symbol or CUSIP number, the number of shares or principal amount of each security;

•	broker-dealer or bank where accounts are held; and

•	date the report is submitted.

13.8.	Quarterly Transaction Reports must include the:

•

title or description and type of security, the exchange ticker symbol or CUSIP number, the number of shares and principal amount of each security (as well as the interest rate and maturity date, if applicable);

•	trade date and type of transaction (i.e., buy, sell, open, close, etc.):

•	price of the security;

•	broker-dealer or bank account through which the transaction was affected; and

•	date the report is submitted.

All reports, other than the Initial Disclosure of Personal Holdings, shall be made via the vendor system, which can be accessed at: StarCompliance.

14.	Gift & Entertainment Policy

As a general rule, an Employee should not give or accept an inappropriate or significant gift or entertainment to/from a third party that has any business dealings with Voya Financial. All Employees who are also Financial Industry Regulatory Authority (“FINRA”) registered representatives are, to the extent they are conducting business on behalf of the Voya Entities, do so under Voya Investments Distributor, LLC (“VID”), a registered broker-dealer with the SEC and a member of FINRA. (Note: those requirements are described more fully in the VID Written Supervisory Procedures.)

This Policy should be read in conjunction with the Voya Financial Gift, Entertainment, and Conflicts of Interest Policy.

14.1.	Nominal Business Gifts and Business Entertainment

Giving or receiving gifts in a business setting may give rise to an appearance of impropriety or raise a potential conflict of interest. It could also, depending on facts and circumstances, qualify as paying or receiving non-cash compensation for a testimonial or endorsement under Rule 206(4)-1. As a general rule, Employees should not give to or accept from a third party (e.g., client, broker, or vendor) any gift or gratuity. However, gifts less than $100 per year per person as well

11

as occasional, normal and customary meals and/or business entertainment (where the person providing the entertainment is present) that on a fair market value basis does not exceed $750 per incident (note: dinner and a show or golf and lunch would be considered one business entertainment event) or $2,500 per year, the cost of which would be paid for by Voya as a reasonable business expense if not paid for by the third party, and which is not given or accepted in exchange for a testimonial or endorsement, are permitted. Any G&E in excess of these limits should be declined or returned. If it is not practical to return a gift, provide it to Human Resources for donation. In the case of a perishable item worth more than $100, the gift may be shared with the Covered Person’s entire department.

Ultimately, except for personal gifts explained more fully below, G&E must have a clear connection with Voya’s business and are not permitted if an independent third party might think that the Employee would be influenced in conducting business or might otherwise provide an endorsement of that third party. Any G&E given or received in connection with Voya giving or receiving a testimonial or endorsement will qualify as a paid testimonial or endorsement under Rule 206(4)-1. While G&E under $1,0004 are considered “de minimis” compensation and testimonials/endorsements given for de minimis compensation are exempt from some of the provisions of Rule 206(4)-1, such arrangements with third parties are still subject to adviser oversight and required disclosures. Employees should seek prior approval from Legal and Compliance prior to engaging in a testimonial or endorsement arrangement.

Family members (including domestic partners) of Employees are not permitted to accept fees, G&E, invitations to seminars/conferences, payments or other favors in connection with any business of Voya. Any questions should be directed to your supervisor or Compliance Officer, and in the case of FINRA registered representatives conducting business on behalf of VID, your broker-dealer supervisor.

Employees who plan G&E to anyone affiliated with a public entity, including but not limited to state and municipal pension plans, have a special responsibility to both know and adhere to the policy stated above, and to comply fully with additional policies, procedures, and restrictions placed on such Employees by statue statutes, municipal regulations or internal policies. Public entity employees may be under even more stringent restrictions or outright prohibitions with regard to receipt of meals and entertainment. Any Voya employee seeking to entertain a public entity employee should first check with Compliance and Legal to see what, if any, additional restrictions may apply. Compliance and Legal can assist in determining what such restrictions are prior to the gifting to and entertaining of such individuals.

The Voya Entities generally restrict employees from providing gifts and/or entertainment to government officials. However, under certain circumstances, expenditures for meals, entertainment and other normal social amenities for government officials may be permitted, provided it is not extravagant and otherwise complies with the laws and customs of the state or country in which the expenditure is incurred. Similarly, gifts may be given only if the gifts are of reasonable value and conform to laws and normal social customs in the recipient’s state or country.

Any employee seeking to provide gifts, entertainment, or social amenities to a government official should obtain prior authorization from their Executive Leadership Team representative and from Compliance. This request should be submitted through StarCompliance.

[4]	For purposes of Rule 206(4)-1.

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Gifts

The following are some guidelines or examples of acceptable gifts. These guidelines also apply when employees are attending conferences sponsored by Clients, prospects, brokers, vendors and other third parties.

•	An acceptable gift may not exceed a face value of $100 per third party, per year.

•

Purely personal gifts are permissible. Personal gifts are gifts that serve a personal (not business) purpose, are paid by the giver (not the giver’s employer) and are between close friends or family members (e.g., gifts that are related to commonly recognized personal events, such as births, promotion, wedding, or retirement).

•

Discounts or rebates on merchandise or services that do not exceed those available to arm’s length clients. The final total cost or value of goods or services is subject to a $100 limit per third party, per year.

•

Occasional gifts with a modest nominal value and that are widely distributed and include a company logo (e.g., shirts, caps, pens, books, bags, cups, golf balls, towels, desk ornaments) do not count toward the annual limit as long as they are infrequent and the reasonably estimated value of the item does not exceed $75. Receipt of such gifts is permitted without any approval or reporting obligation.

Business Meals and Entertainment

The following are some guidelines regarding acceptable business meals and entertainment. These guidelines also apply when employees are attending conferences sponsored by Clients, prospects, brokers, vendors and other third parties.

•

Normal, customary, and occasional business meals or entertainment where the meal or entertainment takes place in one event and the person providing the entertainment is present. A good test is whether Voya would consider such an expense reasonable, if not paid for by a third party. Also, a good rule of thumb is whether an Employee can eat, drink, or enjoy the entertainment in one sitting.

•

Business meals and entertainment should be consistent with FINRA guidance and advice. As such, the total fair market value of the event may not exceed $750 per Employee, per event (note: dinner and a show or golf and lunch would be considered one event), subject to an annual maximum amount of $2,500 per third party.[5]

•

Entertainment, such as tickets to sporting events, golf fees, or ski lift tickets, will be evaluated based on the published ticket price. Again, in all cases both the giver and the recipient must be present.

•

The cost of local transportation does not count towards the $750 per event/$2,500 annual limit, provided that the mode of transportation must be reasonable. Any travel and lodging related to the event should be paid for by Voya subject to the Voya Financial Travel and Entertainment Policy.

Any exceptions to the above guidelines must be approved by the Employee’s manager and an Executive Leadership Team representative prior to acceptance.

In order to monitor compliance, employees are required to regularly report the receipt of gifts and entertainment (via StarCompliance) and regularly certify that they have complied with the Gift & Entertainment Policy.

[5]	Nominal lunches (e.g., snacks, sandwiches) provided by a broker-dealer during business-related meetings on company premises are exempt from reporting.

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15.	Outside Business Activities

15.1.	Outside Business Interests and Private Investments

All Employees are required to devote their full time and efforts to the business of Voya. You are not to maintain outside employment activities that compromise job performance or interfere with your regular duties. In addition, no person may make use of either his or her position as an Employee or information acquired during employment or make personal investments in a manner that may create a conflict, or the appearance of a conflict, between the Employee’s personal interests and the interests of Voya.

To assist in ensuring that such conflicts of interest are avoided, an Employee must obtain the written approval of the Employee’s supervisor and Compliance prior to:

•

Serving as a director, officer, general partner or trustee of, or as a consultant to, any business, corporation or partnership, including family-owned businesses and charitable, non-profit and political organizations.

•	Serving as a registered representative of any broker-dealer other than VID.

•	Making any monetary investment in any non-publicly traded business, corporation or partnership, including passive investments in private companies.

•	Accepting employment of any kind or engaging in any other business outside of Voya.

•	Acting or representing that the Employee is acting as agent for Voya, an Adviser or any other firm in any investment banking matter or as a consultant or finder.

•

Forming or participating in any stockholders’ or creditors’ committee that purports to represent security holders or claimants in connection with a bankruptcy or distressed situation or in becoming actively involved in a proxy contest (see also Personal Trading Restrictions above).

•

Receiving compensation of any nature, directly or indirectly, from any person, firm, corporation, estate, trust or association other than Voya, whether as a fee, commission, bonus or other consideration such as stock, options or warrants other than compensation earned prior to commencement of employment with Voya.

Every Employee is required to complete a disclosure form on the StarCompliance site and have such form approved by the Employee’s supervisor and Compliance prior to serving in any of the capacities or making any of the investments described heretofore. Similarly, each Employee is required to maintain the data initially disclosed on such form and notify Compliance (and the Employee’s supervisor) in the event of any change to the information provided after initial approval. From time to time, Employees may be asked to renew their OBA information.

In addition, an Employee must advise Legal and his or her supervisor if the Employee is or believes that he or she may become a participant, either as a plaintiff, defendant or witness, in any litigation or arbitration that could reasonably relate to the business of Voya. Written confirmation of such advice should be obtained from the Employee’s supervisor and Legal.

15.2.	“Control” Persons of Public Companies

Every Employee must disclose to Voya if their spouse, domestic partner, or any of their parents, siblings or children, regardless of living in the same household, (“family members”) hold a position as a director or executive officer of any public company. Voya may, in its sole discretion, place limitations on an Employee’s investment activities in the event an Employee’s family member holds a position as a director or executive officer of any public company. Similarly, each Employee is required to maintain the data initially disclosed on such form and notify Compliance (and the Employee’s supervisor) in the event of any change after initial approval.

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From time to time, an Employee may be offered a position as an executive officer or director of a publicly traded company, which, if accepted, would subject the Employee to requirements arising under Section 16 of the 1934 Act (“Section 16”). Prior to accepting the position, the Employee must receive clearance from the CCO and a member of the Voya Entities senior management team. If the Employee is permitted to accept the position, the Employee will also be subject to the following procedures:

•

Trades for client accounts or funds over which the Employee has sole or shared investment discretion must also comply with the publicly traded company’s policies and procedures. It is the responsibility of the Employee to understand and adhere to such company’s reporting requirements.

•	Appropriate disclosure must be provided to affected clients. The disclosure can be provided via offering documents or other communications sent to affected investors.

•

In accordance with the Voya Entities’ policies on confidential information and insider trading, the Employee may not, under any circumstances, trade in the company’s securities – whether for personal or client accounts – if the Employee is in possession of material non-public information regarding the company. Likewise, material non-public information regarding the company may not be shared with other Voya personnel, other than Legal or Compliance.

15.3.	Political Activity

While Voya maintains a political action committee, political contributions from Advisers or their respective Employees6 may raise various legal and regulatory issues. Most notably, Rule 206(4)- 5 under the Advisers Act prohibits an Adviser from receiving compensation from a government entity for two years if the Adviser or certain Employees contributed money to a government official who is in a position to influence the selection of the Adviser to manage a public fund or provide investment advice to a government entity. Also, some states and municipalities may have laws disqualifying an Adviser from managing assets for various governmental entities if the Adviser or certain of its representatives have made contributions or provided gifts to certain candidates for office. To ensure compliance with these laws and to avoid actual and potential conflicts of interest, the Voya Entities have adopted the procedures described below, which requires pre-approval by Compliance and the Voya Political Activity Review Committee (“PARC”) of political activities. The activities requiring pre-approval and the procedures for obtaining pre-approval are set out below.

Prior to making any personal contribution (whether it be monetary, or event driven, such as hosting a fundraiser) in an individual capacity to an incumbent or candidate, political party committee or political action committee, all Employees must submit a request for approval from Compliance and PARC through the StarCompliance site.

•

Personal political activities of Employees must be kept separate from employment and any expenses related to these activities may not be charged to an Adviser; personal political contributions will not be reimbursed. Also, Employees are not to use Voya’s facilities (such as telephones and photocopiers) and may not use working hours for political campaign purposes.

•	When acting in a volunteer capacity to an incumbent or candidate running for office, you must obtain pre-approval from Compliance. All requests must be submitted through the

[6]	As a reminder, all references to Employees also apply to an Employee’s immediate family members.

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StarCompliance site. For volunteer activity, it is important that your activities cannot be viewed as connected with your position with Voya. To the extent that your volunteer activity involves soliciting or fundraising for political contributions, you will also be required to obtain pre-approval from Compliance.

•	Employees should take extra care when soliciting fellow Employees to ensure that the solicitation never gives the appearance of being coercive or otherwise related to their employment.

•

Employees who seek or are appointed to any government position, federal, state or local, paid or unpaid, must obtain pre-approval from Compliance of such activity to ensure compliance with applicable conflict of interest laws. All requests must be submitted through the StarCompliance site.

•

Employees may not engage in any lobbying activities on behalf of the Voya Entities or any affiliated entity without prior approval from Compliance. Please contact Compliance if you are not sure whether your activities would be considered lobbying.

The use of an Adviser’s funds in connection with an election is generally prohibited by law. In order to avoid any allegations of impropriety, it is the Voya Entities’ policy that its funds may not be contributed to federal, state or local election campaigns. Any exception to this item, such as requests for company support of political events, political candidates and their campaigns, political parties or political action committees, must be pre-approved by Compliance. All requests must be submitted through the StarCompliance site.

•	Gifts to government officials, including entertainment and meals, are generally prohibited.

•

State and local laws dealing with campaign fund raising vary from jurisdiction to jurisdiction. Some laws expressly prohibit government officials from contracting, on behalf of their political organizations, with any firm(s) whose employees have made a donation to that official’s political campaign.

Employees are required to complete a Political Contribution/Activity Certification on a quarterly basis. Please note that Compliance will keep necessary records based on the information gathered, in compliance with SEC Rule 204-2.

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Code of Ethics Guide – Securities Transactions Matrix1

Type of Security	Pre-Clearance Required	Reporting Required	Intraday Trading Restriction	Holding Period
Covered Securities Transactions for Pre-Clearance

Stocks (common or preferred)	Yes	Yes	Yes	30 calendar days

Warrants and rights	Yes	Yes	Yes	30 calendar days

Depository receipts (ADRs or GDRs)	Yes	Yes	Yes	30 calendar days

Fixed income securities (excluding direct obligations of the U.S. and UK Government and U.S. agency bonds)	Yes	Yes	Yes	30 calendar days

Affiliated[2] closed-end funds	Yes	Yes	Yes	30 calendar days

Single-stock ETFs and ETNs	Yes	Yes	Yes	30 calendar days

ETFs and ETNs sub-advised[2] by the Voya Entities (excluding the Voya ETFs)	Yes	Yes	Yes	30 calendar days from the time of the most recent purchase date

Structured notes	Yes	Yes	Yes	30 calendar days

Transactions involving Voya securities, including the Voya Company Stock Fund in Voya’s 401(k) plan accounts	Yes	Yes	Yes	60 calendar days

Sales of Voya performance shares units (PSU) and restricted stock units (RSU) acquired from a vesting	Yes	Yes	N/A	N/A

Sales of restricted stock	Yes	Yes	N/A	N/A

Sales of stock acquired via Stock Purchase Plans including sales of Voya stock acquired through Voya’s Stock Purchase Plan	Yes	Yes	N/A	N/A

Private Investments and Outside Activities

Private placements	Yes	Yes	N/A	N/A

Outside activities	Yes	Yes	N/A	N/A

[1]	Applicable pre-clearance, reporting, and holding period requirements also apply to derivates of these securities.
[2]	Affiliated includes advised and sub-advised funds. A list of affiliated closed-end funds, sub-advised ETFs, and Voya ETFs is available in the Document Library within StarCompliance.

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Type of Security	Pre-Clearance Required	Reporting Required	Intraday Trading Restriction	Holding Period
Transactions Exempt from Pre-Clearance

Direct obligations of the Government of the U.S. and the UK	No	No	No	No

U.S. Government agency bonds (e.g., GNMA, FNMA, FHLB, FHLMC)	No	Yes	Yes	30 calendar days

High quality short-term debt instruments (Including: bankers’ acceptances, bank certificates of deposit, commercial paper, money market securities and repurchase agreements)	No	No	No	No

ETFs or ETNs (apart from single- stock ETFs and ETNs and ETFs or ETNs that are sub-advised[3] by the Voya Entities)	No	Yes	Yes	No

Voya ETFs[3]	No	Yes	Yes	30 calendar days from the time of the most recent purchase date

Unaffiliated open-end funds	No	No	No4	No4

Affiliated[5] open-end funds (Including: funds held within the Voya 401(k))	No	Yes	Yes	30 calendar days from the time of the most recent purchase date[4]

Managed or discretionary accounts	No	Yes	No	No

Incentive compensation plan sponsored by the Voya Entities	No	Yes	N/A	No

Automatic dividend reinvestment plan, automatic payroll deduction Excluding: Self Directed Brokerage	No	Yes	N/A	No

Bitcoin or other cryptocurrencies	No	No	No	No

[3]	A list of sub-advised ETFs and open-end funds, and Voya ETFs, is available in the Document Library within StarCompliance.
[4]	Please review the market timing policy described in the prospectus of each open-end fund in which you invest. Each Employee must comply with that fund’s specific market timing policy.
[5]	Affiliated includes advised and sub-advised funds. A list of affiliated open-end funds is available in the Document Library within StarCompliance.

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Type of Security	Pre-Clearance Required	Reporting Required	Intraday Trading Restriction	Holding Period

Exercise of pro-rata rights issued by a company to all the holders of a class of its securities	No	Yes	N/A	No

On any given day, transactions involving 100 shares or less (per account) of common stock issued by companies included in the S&P 500 Index[6]	No	Yes	Yes	30 calendar days

Penny stocks	No	Yes	Yes	30 calendar days

Index options, index futures, and other securities with an index as underlying	No	Yes	Yes	No

Unaffiliated closed-end funds[7] (IPO issuances are prohibited)	No	Yes	Yes	30 calendar days

Prohibited Investments

Short sales of Voya Financial common stock

Hedging or other transactions involving options (including exchange-traded options), puts, calls, forward contracts or other derivatives involving Voya Financial securities (excluding stock awards granted under any Voya Financial incentive plan)

Trading in securities issued by Voya during the “Closed Period for Voya Financial Instruments”

Initial Public Offerings

Initial Coin Offerings

Borrowing money from clients or suppliers

Other Key Reminders

Employees assigned portfolio management or trading responsibility are prohibited from knowingly buying or selling the same security traded in an associated client account for a period of 15 days (7 days prior to the client trade and 7 days after the client trade)

Approvals for U.S. securities are effective until the close of business on the day that pre-clearance request is approved

Approvals for foreign securities are effective until the close of business on the business day following pre- clearance approval

[6]	A list of companies included in the S&P 500 Index is available in the Document Library within StarCompliance.
[7]	A list of affiliated closed-end funds is available in the Document Library within StarCompliance.

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Bank Loan and Global CLO Group

Supplemental Code of Ethics

Scope

This Supplemental Code of Ethics (this “Supplemental Code”) has been adopted by the Voya Bank Loan and Global CLO Group (the “BLGC Group”) of Voya Investment Management Co. LLC (“Voya IM”) and applies to all: (a) Voya IM personnel employed within the BLGC Group and (b) Voya IM personnel serving outside of the Group who have routine access to the trading systems utilized by the BLGC Group in order to: (1) provide services (e.g., settlements and operational support) to the BLGC Group; or (2) monitor BLGC Group trading activity (each a “Covered Person”).

Relation to Other Voya IM Policies

This Supplemental Code is intended to supplement existing Voya IM policies. If any aspect of this Supplemental Code conflicts with any other Voya IM policy (as now or hereafter in effect), the provisions of such other policy shall control, provided that Covered Persons will comply with the requirement to pre-clear S&P Small Lot Transactions, as defined and discussed below.

Responsibilities

Each Covered Person must read this Supplemental Code and comply with its terms.

Personal Trading

In General

Covered Persons may not purchase, sell, or own any equity or debt interest issued by any entity (or any of such entity’s affiliates) if the BLGC Group is in possession of any current non-public information about such entity or any of its affiliates. For the purposes of this Policy, the BLGC Group is deemed to be in possession of current non-public information about an entity if:

•	The BLGC Group has determined to operate on the private side of the market with regard to such entity; and/or

•

The BLGC Group received any non-public information, such as, but not limited to, a “bank book” or other solicitation to invest in an issuance by such entity or any of its affiliates, within the most recent three months (unless such non-public information has been made public or is otherwise determined to no longer constitute non-public information).

Pre-clearance

All proposed personal securities transactions by Covered Persons will be checked against the BLGC Group’s records to prevent any violations of the above restriction. For all trades, including S&P Small Lot Transactions (see below), Covered Persons must obtain preclearance as a part of Voya IM’s normal pre-clearance procedure for personal securities transactions using the StarCompliance system (or any successor thereto). The required pre-clearance against the BLGC Group’s records will occur as part of the Voya IM approval process, i.e., the Covered Person does not need to take any additional action in this regard.

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S&P 500 Small Lot Transactions

Voya IM employees are not required to seek pre-clearance approval on daily transactions involving small lots (100 shares or less) of the common stock of companies in the S&P 500 (an “S&P Small Lot Transaction”). This exception to Voya IM’s general rule that all securities transactions must receive pre-clearance does not supersede the BLGC Group’s policy stated above prohibiting transactions in debt or equity securities of companies about which the BLGC Group is in possession of current material non-public information. Therefore, before undertaking an S&P Small Lot Transaction, Covered Persons must obtain pre-clearance. The pre-clearance procedure for S&P Small Lot Transactions is the same as the normal Voya IM pre-clearance procedure using the StarCompliance (or successor) system.

Involving Relatives, Friends and Personal Business Associates in Voya IM Business Matters

In the course of acting on behalf of and in the best interests of Voya IM and its customers, occasions may arise where a Covered Person (each, a “PR Covered Person”) has a personal relationship1 with a person or entity that could provide services for compensation to Voya IM, is a customer of Voya IM or is an entity in whose loans or securities a Voya IM-managed portfolio has invested. If a PR Covered Person believes that such a situation exists, the PR Covered Person may not make any contact with such person or entity with regards to such situation, nor may the PR Covered Person provide any non-public information to such person or entity. Instead, the PR Covered Person must inform his or her manager and the Group Head of the situation and, if requested by the Group Head, provide appropriate contact information.

The Group Head may authorize contact with such person or entity, but any such contact shall be made by a Covered Person other than the PR Covered Person, as designated by the Group Head. The PR Covered Person shall not have any contact with the person or entity with which PR Covered Person has a personal relationship with regard to the subject matter. In addition, if such a contact is approved, the PR Covered Person shall be relieved of any and all responsibility with regard to the subject matter insofar as it relates to the participation or involvement of such person or entity, or the terms and conditions thereof.

The restriction in this section applies only to situations where there is the expectation that compensation will be paid. It does not apply to situations where advice or services may be provided without compensation or other financial benefit to the person or entity with which the Covered Person has a personal relationship. In all cases, however, the Covered Person may not receive any compensation or other financial benefit.

[1]	Personal relationship includes, without limitation, family members and relatives, close personal friends, former employers, etc.

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CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the references to our firm under the captions “Financial Highlights” and “Independent Registered Public Accounting Firm” in the Prospectus dated May 1, 2026, included in this Post-Effective Amendment No. 68 to the Registration Statement (Form S-6, File No. 002-10694) of Voya Corporate Leaders® Trust Fund (the “Registration Statement”).

We also consent to the incorporation of our report dated February 25, 2026, with respect to Voya Corporate Leaders® Trust Fund - Series B (the “Fund”) (the fund comprising Voya Corporate Leaders® Trust Fund) included in the Annual Report to Shareholders (Form S-6) for the year ended December 31, 2025, into this Registration Statement filed with the Securities and Exchange Commission.

Boston, Massachusetts

April 28, 2026